As filed with the Commission on January 31, 2003
                                                      1933 Act File No. 33-45973
                                                      1940 Act File No. 811-6576

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                          X

        Post-Effective Amendment No. 43.................................................                         X

                                                          and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                  X

        Amendment No. 44................................................................                         X

                             BT PYRAMID MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

                                 (410) 895-3433
                         (Registrant's Telephone Number)

Daniel O. Hirsch, Esq.                             Copies to: Burton M. Leibert, Esq.
One South Street                                                Willkie Farr & Gallagher
Baltimore, Maryland  21202                                      787 Seventh Ave
(Name and Address of Agent                                      New York, New York 10019
for Service)

It is proposed that this filing will become effective (check appropriate box):

[] Immediately upon filing pursuant to paragraph (b)
[x] On January 31, 2003, pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On (date) pursuant to paragraph (a)(2) of rule 485.

If  appropriate,  check the following  box: [ ] This  post-effective  amendment  designates a new effective  date for a previously filed post-effective amendment.

                                                                     SCUDDER
                                                                     INVESTMENTS


                               Institutional Class

                               Prospectus

--------------------------------------------------------------------------------
                               February 1, 2003
--------------------------------------------------------------------------------


                               Scudder PreservationPlus Fund

                               The fund is designed exclusively for
                               participant-directed employee benefit plans.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------









Contents
--------------------------------------------------------------------------------

   How the Fund Works                    How to Invest in the Fund

     4  The Fund's Main Investment        22  Buying and Selling Institutional
        Strategy                              Class Shares

     8  The Main Risks of Investing in    23  Policies You Should Know
        the Fund                              About

    12  The Fund's Performance            28  Understanding Distributions
        History                               and Taxes

    14  How Much Investors Pay

    15  Other Policies and Secondary
        Risks

    17  Who Manages and Oversees
        the Fund

    20  Financial Highlights

How the Fund Works

On the next few pages, you'll find information about the fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in the fund or are already a shareholder, you should look this information over carefully. You should keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                                          | Institutional Class

                                            ticker symbol | BTPIX

                                            fund number   | 555

  Scudder PreservationPlus Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

PreservationPlus Fund seeks a high level of current income while seeking to maintain a stable value per share. The fund invests for current income; capital appreciation is not a goal of the fund. While we give priority to earning income and maintaining the value of the fund's principal, we cannot offer any assurance of achieving this goal.

The fund seeks current income that is higher than that of money market funds by investing in fixed income securities with varying maturities and maintaining an average portfolio duration of 2.5 to 4.5 years. In addition, the fund enters into Wrapper Agreements designed to stabilize the fund's share value. Wrapper Agreements are provided by financial institutions, such as insurance companies and banks.

You should consider investing in the fund if you are seeking current income higher than money market mutual funds over most time periods and seeking to preserve the value of your investment. The fund is offered as an alternative to short-term bond funds and as a comparable investment to stable value or guaranteed investment contract options offered in employee benefit plans.

The fund offers shares only to participant-directed employee benefit plans. Sales are made either 1) directly or 2) indirectly through vehicles like insurance company separate accounts or bank collective funds. Plans investing in the fund are required to impose certain restrictions on their participants' ability to exchange shares of the fund. Benefit plans investing in the fund must limit their participants' ability to direct a withdrawal from the fund to the following circumstances:

o upon the plan participant's death, retirement, disability or termination;

o to fund plan participant loans and other "in service" withdrawals made pursuant to the terms of the plan; and

o for transfers to other plan investment options that are not competing funds. Transfers between the fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.

You should not consider investing in the PreservationPlus Fund if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the fund by itself does not constitute a balanced investment program. Read this prospectus carefully before investing.

Fixed Income Securities. The fund invests at least 65% of its net assets in fixed income securities including:

o US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government.

o US dollar-denominated securities issued by domestic or foreign corporations, foreign governments or supranational entities.

o US dollar-denominated asset-backed securities issued by domestic or foreign entities.

o Mortgage pass-through securities issued by governmental and non-governmental issuers.

o Collateralized mortgage obligations, real estate mortgage investment conduits and commercial mortgage backed securities.

o Obligations issued or guaranteed, or backed by securities issued or guaranteed, by the US government, or any of its agencies or instrumentalities, including CATS, TIGRs, TRs and zero coupon securities, which are securities consisting of either the principal component or the interest component of a US Treasury bond.


--------------------------------------------------------------------------------

COMPETING FUNDS are any fixed income investment vehicles with a targeted average duration of three years or less, or any investment option that seeks to maintain a stable value per unit or share, including money market funds.

We employ the following policies to attempt to reduce the risks involved in investing in fixed income securities:

o        We allocate assets among a diversified group of issuers.

o We primarily invest in fixed income securities that are rated, at the time of purchase, within the top three rating categories as rated by Moody's Investors Service, Inc., Standard & Poor's Ratings Service or Fitch, Inc., another nationally recognized statistical rating organization, or, if unrated, are determined by us to be of comparable quality.

o We target an average portfolio duration of 2.5 to 4.5 years by investing in fixed income securities with short- to intermediate-term maturities. Generally, rates of short-term investments fluctuate less than longer-term investments.

Wrapper Agreements. The fund enters into Wrapper Agreements with insurance companies, banks and other financial institutions ("Wrapper Providers".) Unlike traditional fixed income portfolios, the fund's Wrapper Agreements should offset substantially the price fluctuations typically associated with fixed income securities. In using Wrapper Agreements, the fund seeks to eliminate the effect of any gains or losses on its value per share. Wrapper Agreements obligate the Wrapper Provider to maintain the book value of the Wrapper Agreement up to specified amounts, under certain circumstances. In general, if the fund sells securities to meet shareholder redemptions and the market value (plus accrued interest) of those securities is less than their book value, the Wrapper Provider may become obligated to pay the difference to the fund. On the other hand, if the fund sells securities and the market value (plus accrued interest) is more than the book value, the fund may become obligated to pay the difference to the Wrapper Provider. The circumstances under which payments are made and the timing of payments between the fund and the Wrapper Provider vary. More than one Wrapper Provider provides coverage with respect to the same securities and pays, when applicable, based on the pro rata portion of the fund's assets that it covers.

Book value of the Wrapper Agreement is generally the deposits plus interest accrued at the crediting rate, less any adjustments for withdrawals or for defaulted or impaired securities (as specified in the Wrapper Agreements).

The Crediting Rate:

o Is the anticipated yield, or an index-based approximation thereof, on the Covered Assets adjusted for amortization of the difference between the book value of the Wrapper Agreements and the market value of the Covered Assets; and

o        Is a significant component of the fund's yield.

Covered assets are assets of the portfolio that are covered by and subject to the terms of the Wrapper Agreement.

We employ the following policies to attempt to reduce the risks involved in using Wrapper Agreements:

o We enter into Wrapper Agreements with multiple issuers, each of which has received a high quality credit rating.

A high quality credit rating means a security is rated within the top two long-term ratings categories by a nationally recognized statistical rating organization.

o We monitor, on a continual basis, the financial well-being of the issuers of the securities in which the fund invests and the Wrapper Providers providing Wrapper Agreements to the fund.

Generally, unless the Wrapper Agreement requires the sale of a security that has been downgraded below a specified rating, the fund is not required to dispose of any security or Wrapper Agreement whose issuer's rating has been downgraded.

Short-Term Investments. The fund will also invest in short-term investments, including money market mutual funds, to meet share- holder withdrawals and other liquidity needs. These short-term investments, such as commercial paper and certificates of deposit, will be rated, at the time of purchase, within one of the top two short term rating categories by a nationally recognized statistical rating organization, or if unrated, are determined by us to be of similar quality.

Derivative Instruments. The fund may invest in various instruments commonly known as "derivatives" to increase its exposure to certain groups of securities. The derivatives that the fund may use include futures contracts, options on futures contracts and forward contracts. The fund may use derivatives to keep cash on hand to meet shareholder redemptions, as a hedging strategy to maintain a specific portfolio duration, or to protect against market risk.

Futures contracts, options on futures contracts and forward contracts are commonly used for traditional hedging purposes to attempt to protect an investor from the risks of changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities.

Other Investments. The fund may also invest in and utilize the following investments and investment techniques and practices: Rule 144A securities, to be announced (TBA) securities, when-issued and delayed delivery securities, repurchase agreements, reverse repurchase agreements and dollar rolls.

The Main Risks of Investing in the Fund

Interest Rate Risk. All debt securities face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise (and increase in value when interest rates fall).

Credit Risk. An investor purchasing a fixed income security faces the risk that the value of the security may decline because the creditworthiness of the issuer may decline or the issuer may fail to make timely payment of interest or principal.

Wrapper Agreement Risk. Although the fund uses Wrapper Agreements to attempt to maintain a stable value per share, there are risks associated with the Wrapper Agreements, including:

o A Wrapper Provider could default, or its creditworthiness could deteriorate, which could cause the fund's share price to fluctuate and could result in losses for investors in the fund. Similarly, a downgrade in the credit rating of a Wrapper Provider may require the fund to replace the Wrapper Provider, although there is no guarantee that a replacement will be available. Such a downgrade may cause a decline in the fund's net asset value, including a decline resulting from the application of the fund's fair value procedures. Because there is no active trading market for Wrapper Agreements, they are illiquid investments, which means that the fund cannot quickly sell or assign its position at an acceptable price.

o The Wrapper Agreements may require the fund to maintain a certain percentage of its assets in short-term investments. This could result in a lower return than if the fund invested those assets in longer-term securities.

o The fund may elect not to cover a fixed income security with a remaining maturity of 60 days or less, cash or short-term investments with Wrapper Agreements.

o The Wrapper Agreements generally do not protect the fund from loss caused by a fixed income security issuer's default on principal or interest payments. Additionally, if a Wrapper Provider is unable or unwilling to perform under a Wrapper Agreement, the fund will not be able to maintain a constant net asset value unless it finds substitute Wrapper coverage promptly. The fund may also lose the benefit of Wrapper Agreement coverage on any portion of its assets that are substantially credit impaired or in default in excess of a certain percentage of fund assets.

o There are a limited number of Wrapper Providers. The fund may not be able to obtain Wrapper Agreements to cover all of its assets.

o If a Wrapper Provider is unable to make timely payments or its creditworthiness has significantly deteriorated, the fund's Board may determine that a Wrapper Agreement should be valued at a lower value than would be sufficient to maintain the fund's stable net asset value, which could cause the fund's share price to fluctuate.

o The fund may not be able to maintain a constant net asset value if any government or self-regulatory agency determines that it is not appropriate to value Wrapper Agreements as offsetting the market value fluctuations of the Covered Assets.

o Compared to investing in a traditional fixed income fund, the fund trades the potential for capital appreciation and some yield for protection from a decline in the value of its holdings caused by changes in interest rates. Because the fund enters into Wrapper Agreements to maintain a constant share price, its yield will tend to rise and fall more slowly than traditional bond or money market funds when interest rates change and may not reflect current market rates. In addition, purchases or redemptions by shareholders may increase or decrease the "crediting rate," which is the rate of return on the portion of the fund covered by Wrapper Agreements, which may increase or decrease the fund's yield. Under extreme circumstances, for example, if shareholder redemptions and interest rates are increasing at the same time, the fund's yield could be reduced to zero for an extended period of time and the fund may be required to rely on the Wrapper Agreements to pay further redemptions.

Prepayment Risk. As interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. Thus, prepayment may reduce the fund's income. There is a greater risk that the fund will lose money due to prepayment risk because the fund invests in mortgage-related securities.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions, which could have an impact on the fund's fixed income investments or Wrapper Agreements.

Security Selection Risk. While the fund invests in short- to intermediate-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the fund's returns to lag behind those of money market funds.

Liquidity Risk. Liquidity risk is the risk that a security cannot be sold quickly at a price that reflects our estimate of its value. Because there is no active trading market for Wrapper Agreements, the fund's Wrapper Agreements are considered illiquid. The fund limits its investments in illiquid securities, including Wrapper Agreements, to 15% of net assets.

Pricing Risk. When price quotations for securities are not readily available, we determine their value by the method that most accurately reflects their current worth under procedures adopted by the Board of Trustees. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for fund shares when you buy. If we underestimate their price, you may not receive the full market value for your fund shares when you sell.

According to the procedures adopted by the Board of Trustees, the fair value of the Wrapper Agreements generally will equal the difference between the book value of the Wrapper Agreements and the market value (plus accrued interest) of the Covered Assets. In determining fair value, the Board will consider, among other factors, the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreements. If the Board of Trustees determines that a Wrapper Agreement should not be valued this way, the net asset value of the fund could fluctuate.

Derivative Risk. Derivatives are more volatile and less liquid than traditional fixed income securities. Risks associated with derivatives include:

o        the derivative may not fully offset the underlying positions;

o the derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

o the possibility the fund cannot sell the derivative because of an illiquid secondary market.

The use of derivatives for leveraging purposes tends to magnify the effect of an instrument's price changes as market conditions change.

If the fund invests in futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than other investments.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance for Institutional Class shares has varied from year to year, which may give some idea of risk.

The table shows how fund performance compares with three broad-based market indexes (which, unlike the fund, do not have any fees or expenses). The performance of both the fund and the indexes varies over time. All figures assume reinvestment of dividends and distributions.

As of December 31, 2002, the fund's 30-day yield was 5.79%.

The 30-day yield is a measure of the income generated by the fund over a thirty-day period. This amount is then annualized, which means that we assume the fund generates the same income every month for a year. The "total return" of the fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.

Scudder PreservationPlus Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1998      5.88
1999      5.65
2000      5.97
2001      5.60
2002      5.66

For the periods included in the bar chart:

Best Quarter: 1.52%, Q4 2002               Worst Quarter: 1.31%, Q1 2002

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------

                                    1 Year         5 Years      Since Inception*
--------------------------------------------------------------------------------
Institutional Class                  5.66            5.75             5.75
--------------------------------------------------------------------------------
Index 1 Lehman 1-3 Year
Government/ Credit Index             6.28            6.63             6.63
--------------------------------------------------------------------------------
Index 2 iMoneyNet First Tier
Retail Money Funds Average           1.14            4.35             4.35
--------------------------------------------------------------------------------
Index 3 Wrapped Lehman
Intermediate Aggregate Index         6.01            6.16             6.16
--------------------------------------------------------------------------------

Index 1: The Lehman 1-3 Year Government/Credit Index is a widely accepted benchmark of short-term fixed income securities. It is a total return index consisting of US Government agency securities, US Government Treasury securities and investment grade corporate debt securities with maturities of one to three years.

Index 2: iMoneyNet First Tier Retail Money Funds Average provides an unweighted average return, net of fees and expenses, of all money market mutual funds that invested in non-Government securities, but the average is restricted to those money market instruments rated first tier (the top rating) by two or more nationally recognized statistical rating organizations.

Index 3: Wrapped Lehman Intermediate Aggregate Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Index and a book value wrapper agreement, at an assumed expense level of 0.15%. The Wrapped Lehman Intermediate Aggregate Index more closely reflects the market sector in which the fund invests than the other indices.

*  Since 12/12/1997. Index comparison begins 12/31/1997.

How Much Investors Pay

The Shareholder Fees and Annual Fees and Expenses tables below describe the fees and expenses that you may pay if you buy and hold shares of PreservationPlus Fund -- Institutional Class.

Under normal circumstances, redemptions of shares that are directed by plan participants are not subject to a redemption fee. Redemptions of shares that are not directed by plan participants and that are made on less than twelve months' prior written notice to the fund are subject to a redemption fee of 2% of the amount redeemed payable to the fund. If the aggregate fair value of the wrapper agreements is less than zero at the time of redemption, the fund will waive the 2% redemption fee. See the "Buying and Selling Institutional Class Shares" section for more information.

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases                             None
--------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested Dividends                          None
--------------------------------------------------------------------------------
Maximum Redemption Fee (as a percentage of                           2.0%
amount redeemed, as applicable)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fees and Expenses (expenses paid from fund assets)
--------------------------------------------------------------------------------
Percentage of Average Daily Net Assets^1
--------------------------------------------------------------------------------
Management Fee                                                      0.35%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                             None
--------------------------------------------------------------------------------
Other Fund Operating Expenses^2                                      0.34
--------------------------------------------------------------------------------
Total Fund Operating Expenses                                        0.69
--------------------------------------------------------------------------------
Less: Fee Waivers or Expense Reimbursements^3                       -0.29
--------------------------------------------------------------------------------
Net Expenses                                                         0.40
--------------------------------------------------------------------------------

^1 Information on the annual operating expenses reflects the expenses of both the fund and the PreservationPlus Portfolio, the master portfolio into which PreservationPlus Fund invests all of its assets. (A further discussion of the relationship between the fund and the master portfolio appears in the "Who Manages and Oversees the Fund" section of this prospectus.)

^2 "Other Expenses" include the annual premium rates the fund pays for Wrapper
   Agreements.

^3 The investment advisor and administrator have contractually agreed, for the 16-month period from the fund's fiscal year end of September 30, 2002, to waive their fees and reimburse expenses including the premiums on Wrapper Agreements so that total expenses will not exceed 0.40%.

Expense Example

Based on the costs above, this example helps you compare the expenses of Institutional Class shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                     1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
Institutional Class           $41          $192           $355          $831
--------------------------------------------------------------------------------

Other Policies and Secondary Risks

While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o The fund's objectives are not fundamental policies. We must notify shareholders before we change them, but we do not require their approval to do so.

o As a temporary defensive measure, the fund could shift up to 100% of assets into investments such as money market securities. This could prevent losses but while engaged in a temporary defensive position, a fund may not achieve its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

Secondary risks

Foreign Investing. The risks of investing in foreign securities are generally higher than investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend, interest or other payments and prohibit transactions in the country's currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less government regulation than US securities markets.

Derivatives Risk. Although not one of its principal investment strategies, a fund may invest in certain types of derivatives. Risks associated with derivatives include: the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that a fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose a fund to the effect of leverage, which could increase a fund's exposure to the market and potential losses that it could have if it had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if a fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into a fund. If a fund underestimates their price, you may not receive the full market value for your fund shares when you sell.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Fund

The fund is a "feeder fund" that invests substantially all of its assets in the PreservationPlus Portfolio. The fund and the Portfolio have the same investment objective. The Portfolio accepts investments from other feeder funds. A feeder fund bears the Portfolio's expenses in proportion to its assets. Each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows the fund's Trustees to withdraw the fund's assets from the Portfolio if they believe doing so is in the shareholders' best interests. If the Trustees withdraw the fund's assets, they would then consider whether the fund should hire its own investment advisor, invest in a different master portfolio, or take other action.

The investment advisor

Deutsche Asset Management, Inc. ("DeAM"), which is part of Deutsche Asset Management, is the investment advisor for the fund. Under the supervision of the Board of Trustees, DeAM, with headquarters at 280 Park Avenue, New York, NY, makes the fund's investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. DeAM and its predecessors have more than 80 years of experience managing mutual funds. DeAM provides a full range of investment advisory services to institutional and retail clients. The fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts, and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

The portfolio paid the following fees to DeAM for investment advisory services in the last fiscal year. The investment advisor reimbursed a portion of its fee during the year.

---------------------------------------------------------------------
                                         Percentage of Average
Fund                                        Daily Net Assets
---------------------------------------------------------------------
Scudder PreservationPlus Fund                    0.35%
---------------------------------------------------------------------

These fees are not charged on assets invested in affiliated Money Market funds.

DeAM is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Other Services. Investment Company Capital Corporation ("ICCC") provides administrative services -- such as portfolio accounting, legal services and others -- for the fund. These are the same services that Bankers Trust (now known as Deutsche Bank Trust Company Americas), the previous administrator to the fund provided. ICCC became the administrator on July 1, 2001. ICCC serves as the fund's transfer agent ("Transfer Agent"). ICCC is an indirect wholly owned subsidiary of Deutsche Bank AG.

In addition, ICCC -- or your service agent -- performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:

o        keeping accurate, up-to-date records for your individual fund account;

o        implementing any changes you wish to make in your account information;

o processing your requests for cash dividends and distributions from the fund;

o answering your questions on the fund's investment performance or administration;

o        sending proxy reports and updated prospectus information to you; and

o        collecting your executed proxies.

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with ICCC. Service agents may charge additional fees to investors only for those services not otherwise included in the ICCC servicing agreement, such as cash management, or special trust or retirement-investment reporting.

The portfolio managers

The following people handle the day-to-day management of the fund.

Eric Kirsch, CFA                               Sean P. McCaffrey, CFA
 o   Managing Director of the                   o   Managing Director of the
     investment advisor.                            investment advisor.
 o   Portfolio Manager of the portfolio         o   Head of DeAM, Inc. New
     since its inception.                           York Fixed Income
 o   Joined the investment advisor                  Enhanced Strategies and
     in 1980.                                       Mutual Funds.
 o   Head of North America Fixed                o   Joined the investment
     Income.                                        advisor in 1996.

John D. Axtell
 o   Managing Director of the
     investment advisor.
 o   Portfolio Manager overseeing
     the Wrapper Agreements in the
     portfolio since its inception.
 o   Joined the investment advisor
     in 1990.
 o   Head of the Stable Value
     Management Group.

Financial Highlights

This table is designed to help you understand the fund's financial performance in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. The information for the fund has been audited by Ernst & Young LLP, whose reports, along with the fund's financial statements, are included in the fund's annual report (see "Shareholder reports" on the last page).

Scudder PreservationPlus Fund -- Institutional Class

--------------------------------------------------------------------------------
 Years Ended September 30,           2002     2001      2000     1999     1998^a
--------------------------------------------------------------------------------
Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $10.00    $10.00   $10.00    $10.00   $10.00
period
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income              .54       .56      .58       .55      .46
--------------------------------------------------------------------------------
Distributions to shareholders:
  Net investment income            (.54)     (.56)    (.58)     (.55)    (.46)
--------------------------------------------------------------------------------
  Net realized gain (loss) on      (.10)        --       --     (.05)       --
  investment transactions
--------------------------------------------------------------------------------
  Reverse stock split^b              .10        --       --       .05       --
--------------------------------------------------------------------------------
  Total distributions              (.54)     (.56)    (.58)     (.55)    (.46)
--------------------------------------------------------------------------------
Net asset value, end of period    $10.00    $10.00   $10.00    $10.00   $10.00
--------------------------------------------------------------------------------
Total Return (%)^c                  5.45      5.77     5.91      5.66   4.74**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            184       199      199       187      162
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions, including expenses of
the PreservationPlus Portfolio (%)   .69       .65      .60       .66     .90*
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions, including expenses of
the PreservationPlus Portfolio (%)   .40       .40      .40       .40     .40*
--------------------------------------------------------------------------------
Ratio of net investment income (%)  5.81      5.61     5.76      5.53    5.79*
--------------------------------------------------------------------------------

^a For the period December 12, 1997 (commencement of sales of Institutional
   Class shares) to September 30, 1998.

^b In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the fund is required to distribute accumulated net realized gains, if any, on a annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share of each class of the fund. Given the objective of the fund to maintain a stable net asset value of $10 per share, the fund intends to declare a reverse stock split immediately subsequent to any such distributions at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and in effect reinstate a net asset value of $10 per share.

^c Total returns would have been lower had certain expenses not been reduced.

*  Annualized

** Not annualized

How to Invest in the Fund

The following pages tell you how to invest in the fund and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial advisor -- your provider may have its own policies or instructions, and you should follow those.

These instructions are for buying and selling Institutional Class shares.

Buying and Selling Institutional Class Shares

The fund does not sell its shares directly to the public. The fund offers shares only to certain participant-directed employee benefit plans. These benefit plans may own the fund's shares: 1) directly or 2) indirectly through other investment vehicles such as an insurance company separate account or bank collective funds, which offer the fund as an investment option to its participants.

Benefit plans investing in the fund must limit their participants' ability to direct a withdrawal from the fund to the following circumstances:

o upon the plan participant's death, retirement, disability or termination;

o to fund plan participant loans and other "in service" withdrawals made pursuant to the terms of the plan; and

o for transfers to other plan investment options that are not competing funds. Transfers between the fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.

How to receive account information

o If you are a plan participant, you should contact your plan administrator or the organization that provides record-keeping services for information about your account.

o If you are a plan administrator or fiduciary, you should call (800) 621-1048 for information about the plan's account with the fund.

Transactions in fund shares

Each plan has different provisions about how and when their participants may buy, sell and exchange fund shares. The plan administrator is responsible for communicating participants' instructions to the fund. Plan participants should contact their plan administrator to effect transactions in the fund.

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to the fund's Institutional Class. The fund does have another share classes, which is described in a separate prospectus and which has different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

Policies about transactions

The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4 pm Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time that the fund is open for business. Once your order is received by the ICCC, and they have determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to the ICCC before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial representative to forward your order to the transfer agent in a timely manner.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Telephone transactions. You are automatically entitled to telephone transaction privileges but you may elect not to have them when you open your account or by contacting Shareholder Services at a later date.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order or require a shareholder to own shares of a fund for 15 days before we process the purchase order for the other fund, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

The funds accept payment for shares only in US dollars by check, by bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the funds cannot accept cash, starter checks, third party checks, or checks issued by credit card companies or Internet-based companies.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power. You may not exchange or redeem shares in certificate form by telephone or via the Internet.


When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public and we must be provided with the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial representative for more information.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

How the fund calculates share price

The price at which you buy shares is as follows:

Institutional Class shares-- net asset value per share or NAV

To calculate NAV, each share class uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares is also the NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a fund's Board which are intended to reflect fair value when market quotations or pricing service information are not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information.

According to the procedures adopted by the Board of Trustees, the fair value of the Wrapper Agreements generally will equal the difference between the book value of the Wrapper Agreements and the market value (plus accrued interest) of the Covered Assets. In determining fair value, the Board will consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreements.

Other rights we reserve

o After receiving a plan's order, the fund buys or sells shares at the next price calculated on any day the fund is open for business.

o Unless otherwise instructed, the fund normally makes payment of the proceeds from the sale of plan shares the next business day but always within seven calendar days.

o The redemption fee does not apply to exchanges into another class of shares of the fund, into another investment company or other entity that invests exclusively in the master portfolio.

o The fund remits proceeds from the sale of shares in US dollars for redemption requests up to $500,000 or 1% of the fund's NAV, whichever is less, during any 90-day period for any one shareholder. The fund may redeem "in kind" if a redemption request is larger than the lesser of $500,000 or 1% of the fund's NAV. The fund may also redeem `in kind' if a redemption request is not directed by a plan participant and is made on less than twelve months' notice. In these situations, the fund may require additional information.

o        The fund does not issue share certificates.

o We reserve the right to reject purchases of fund shares including exchanges for any reason.

o The fund may request additional information about the plan when an order to redeem 5% or more of a plan's assets is received.

o Sales orders not directed by plan participants and received on less than twelve months' prior written notice are subject to a 2% redemption fee. If the aggregate fair value of the Wrapper Agreements is less than zero at the time of redemption, the fund will waive the 2% redemption fee.

o A plan's purchase order may not be accepted if the sale of fund shares has been suspended or if it is determined that a plan's purchase would be detrimental to the interests of the fund's shareholders. In addition, for exchange requests, we may require the plan to own shares of the fund for 15 days before we process the purchase order for the other fund if we believe that the plan's exchanges coincide with a "market timing" strategy. We may also reject or limit purchase orders, for these or other reasons.

o We reserve the right to reject purchases of fund shares (including exchanges) or to suspend or postpone redemptions at times when both the New York Stock Exchange and the fund's custodian are closed.

Understanding Distributions and Taxes

Income dividends, if any, for the fund are declared daily and paid monthly. The fund reserves the right to include in the daily dividend any short-term capital gains on securities that it sells. We automatically reinvest all monthly dividends unless you elect to receive your distributions in cash.

The fund will normally declare and pay at least annually any long-term capital gains as well as any short-term capital gains that it did not distribute during the year. Additionally, on occasion, the income dividends the fund distributes may differ from the income the fund earns. When the fund's income exceeds the amount distributed to shareholders, the fund may make an additional distribution. When a capital gains distribution or an additional distribution is necessary, the Board of Trustees may declare a reverse stock split to occur at the same time the distribution is made. Making the distribution simultaneously with the reverse stock split will minimize fluctuations in the net asset value of the fund's shares. Additional income distributions and capital gains distributions will automatically be reinvested in additional shares.

Tax Considerations

The fund does not ordinarily pay any US federal income tax. If you are a taxable shareholder, you and other shareholders pay taxes on the income or capital gains earned and distributed by the fund.

For tax exempt investors such as IRA owners and plan participants, dividend and capital gain distributions from the fund generally will not be subject to current taxation, but will accumulate on a tax deferred basis. Income and capital gains earned by the fund and distributed to taxable investors will be subject to income taxation.

Because each participant's tax circumstances are unique and because the tax laws governing plans are complex and subject to change, we recommend that you consult your plan administrator, your plan's Summary Plan Description, and/or your tax advisor about the tax consequences of your participation in your plan and of any plan contributions or withdrawals.


--------------------------------------------------------------------------------

A reverse stock split reduces the number of total shares the fund has outstanding. The market value of the shares will be the same after the stock split as before the split, but each share will be worth more.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


To Get More Information

Shareholder reports - These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) - This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder Investments                   SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza             Public Reference Section
Chicago, IL 60606-5808                Washington, D.C. 20549-0102
www.scudder.com                       www.sec.gov
(800) 621-1048                        (202) 942-8090





Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808
www.scudder.com
e-mail info@scudder.com
Tel (800) 621-1048

SCUDDER
INVESTMENTS
                                      CUSIP #
                                      Scudder PreservationPlus Fund --
A Member of                           Institutional Class:           055.847.818
Deutsche Asset Management [LOGO]      BT Pyramid Mutual Funds           811-6576

                                                                       SCUDDER
                                                                     INVESTMENTS





                                Investment Class


         Prospectus

--------------------------------------------------------------------------------
                                February 1, 2003
--------------------------------------------------------------------------------
                              |
                              |  Scudder PreservationPlus Fund
                              |  The fund is designed exclusively for
                              |  participant-directed employee benefit plans.




      As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Fund Works                        How to Invest in the Fund

     4  The Fund's Main Investment            23  Buying and Selling Investment
        Strategy                                  Class Shares

     8  The Main Risks of Investing           24  Policies You Should Know
        in the Fund                               About

    12  The Fund's Performance                29  Understanding Distributions
        History                                   and Taxes

    14  How Much Investors Pay

    16  Other Policies and Secondary
        Risks

    18  Who Manages and Oversees
        the Fund

    21  Financial Highlights

  How the Fund Works

  On the next few pages, you'll find information about the fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

  Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

  Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                                     |  Investment Class
                                                     |
                                      ticker symbol  |  BTPSX
                                        fund number  |  823

  Scudder PreservationPlus Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

PreservationPlus Fund seeks a high level of current income while seeking to maintain a stable value per share. The fund invests for current income; capital appreciation is not a goal of the fund. While we give priority to earning income and maintaining the value of the fund's principal, we cannot offer any assurance of achieving this goal.

The fund seeks current income that is higher than that of money market funds by investing in fixed income securities with varying maturities and maintaining an average portfolio duration of 2.5 to 4.5 years. In addition, the fund enters into Wrapper Agreements designed to stabilize the fund's share value. Wrapper Agreements are provided by financial institutions, such as insurance companies and banks.

You should consider investing in the fund if you are seeking current income higher than money market mutual funds over most time periods and seeking to preserve the value of your investment. The fund is offered as an alternative to short-term bond funds and as a comparable investment to stable value or guaranteed investment contract options offered in employee benefit plans.

The fund offers shares only to participant-directed employee benefit plans. Sales are made either 1) directly or 2) indirectly through vehicles like insurance company separate accounts or bank collective funds. Plans investing in the fund are required to impose certain restrictions on their participants' ability to exchange shares of the fund. Benefit plans investing in the fund must limit their participants' ability to direct a withdrawal from the fund to the following circumstances:

o upon the plan participant's death, retirement, disability or termination;

o to fund plan participant loans and other "in service" withdrawals made pursuant to the terms of the plan; and

o for transfers to other plan investment options that are not competing funds. Transfers between the fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.

You should not consider investing in the PreservationPlus Fund if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the fund by itself does not constitute a balanced investment program. Read this prospectus carefully before investing.

Fixed Income Securities. The fund invests at least 65% of its net assets in fixed income securities including:

o US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US
   Government.

o US dollar-denominated securities issued by domestic or foreign corporations, foreign governments or supranational entities.

o US dollar-denominated asset-backed securities issued by domestic or foreign entities.

o Mortgage pass-through securities issued by governmental and non-governmental issuers.

o Collateralized mortgage obligations, real estate mortgage investment conduits and commercial mortgage backed securities.

o Obligations issued or guaranteed, or backed by securities issued or guaranteed, by the US government, or any of its agencies or instrumentalities, including CATS, TIGRs, TRs and zero coupon securities, which are securities consisting of either the principal component or the interest component of a US Treasury bond.

--------------------------------------------------------------------------------
Competing funds are any fixed income investment vehicles with a targeted average duration of three years or less, or any investment option that seeks to maintain a stable value per unit or share, including money market funds.

We employ the following policies to attempt to reduce the risks involved in investing in fixed income securities:

o  We allocate assets among a diversified group of issuers.

o We primarily invest in fixed income securities that are rated, at the time of purchase, within the top three rating categories as rated by Moody's Investors Service, Inc., Standard & Poor's Ratings Service or Fitch, Inc., another nationally recognized statistical rating organization, or, if unrated, determined by us to be of comparable quality.

o We target an average portfolio duration of 2.5 to 4.5 years by investing in fixed income securities with short- to intermediate-term maturities. Generally, rates of short-term investments fluctuate less than longer-term investments.

Wrapper Agreements. The fund enters into Wrapper Agreements with insurance companies, banks and other financial institutions ("Wrapper Providers"). Unlike traditional fixed income portfolios, the fund's Wrapper Agreements serve to substantially offset the price fluctuations typically associated with fixed income securities. In using Wrapper Agreements, the fund seeks to eliminate the effect of any gains or losses on its value per share. Wrapper Agreements obligate the Wrapper Provider to maintain the book value of the Wrapper Agreement up to specified amounts, under certain circumstances. In general, if the fund sells securities to meet shareholder redemptions and the market value (plus accrued interest) of the covered assets is less than their book value, the Wrapper Provider may become obligated to pay the difference to the fund. On the other hand, if the fund sells securities and the market value (plus accrued interest) is more than the book value, the fund may become obligated to pay the difference to the Wrapper Provider. The circumstances under which payments are made and the timing of payments between the fund and the Wrapper Provider vary. More than one Wrapper Provider provides coverage with respect to the same securities and pays, when applicable, based on the pro rata portion of the fund's assets that it covers.

Book value of the Wrapper Agreement is generally the deposits plus interest accrued at the crediting rate, less any adjustments for withdrawals or for defaulted or impaired securities (as specified in the Wrapper Agreements).

The Crediting Rate:

o Is the anticipated yield, or an index-based approximation thereof, on the Covered Assets adjusted for amortization of the difference between the book value of the Wrapper Agreements and the market value of the Covered Assets; and

o Is a significant component of the fund's yield.

Covered assets are assets of the portfolio that are covered by and subject to the terms of the Wrapper Agreement.

We employ the following policies to attempt to reduce the risks involved in using Wrapper Agreements:

o We enter into Wrapper Agreements with multiple issuers, each of which has received a high quality credit rating.

A high quality credit rating means a security is rated within the top two long-term ratings categories by a nationally recognized statistical rating organization.

o We monitor, on a continual basis, the financial well-being of the issuers of the securities in which the fund invests and the Wrapper Providers providing Wrapper Agreements to the fund. Generally, unless the Wrapper Agreement requires the sale of a security that has been downgraded below a specified rating, the fund is not required to dispose of any security or Wrapper Agreement whose issuer's rating has been downgraded.

Short-Term Investments. The fund will also invest in short-term investments, including money market mutual funds, to meet shareholder withdrawals and other liquidity needs. These short-term investments, such as commercial paper and certificates of deposit, will be rated, at the time of purchase, within one of the top two short-term rating categories by a nationally recognized statistical rating organization, or if unrated, are determined by us to be of similar quality.

Derivative Instruments. The fund may invest in various instruments commonly known as "derivatives" to increase its exposure to certain groups of securities. The derivatives that the fund may use include futures contracts, options on futures contracts and forward contracts. The fund may use derivatives to keep cash on hand to meet shareholder redemptions, as a hedging strategy to maintain a specific portfolio duration, or to protect against market risk.

Futures contracts, options on futures contracts and forward contracts are commonly used for traditional hedging purposes to attempt to protect an investor from the risks of changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities.

Other Investments. The fund may also invest in and utilize the following investments and investment techniques and practices: Rule 144A securities, to be announced (TBA) securities, when-issued and delayed delivery securities, repurchase agreements, reverse repurchase agreements and dollar rolls.

The Main Risks of Investing in the Fund

Interest Rate Risk. All debt securities face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise (and increase in value when interest rates fall).

Credit Risk. An investor purchasing a fixed income security faces the risk that the value of the security may decline because the creditworthiness of the issuer may decline or the issuer may fail to make timely payment of interest or principal.

Wrapper Agreement Risk. Although the fund uses Wrapper Agreements to attempt to maintain a stable value per share, there are risks associated with the Wrapper Agreements, including:

o A Wrapper Provider could default, or its creditworthiness could deteriorate, which could cause the fund's share price to fluctuate and could result in losses for investors in the fund. Similarly, a downgrade in the credit rating of a Wrapper Provider may require the fund to replace the Wrapper Provider, although there is no guarantee that a replacement will be available. Such a downgrade may cause a decline in the fund's net asset value, including a decline resulting from the application of the fund's fair value procedures. Because there is no active trading market for Wrapper Agreements, they are illiquid investments, which means that the fund cannot quickly sell or assign its position at an acceptable price.

o The Wrapper Agreements may require the fund to maintain a certain percentage of its assets in short-term investments. This could result in a lower return than if the fund invested those assets in longer-term securities.

o The fund may elect not to cover a fixed income security with a remaining maturity of 60 days or less, cash or short-term investments with Wrapper Agreements.

o The Wrapper Agreements generally do not protect the fund from loss caused by a fixed income security issuer's default on principal or interest payments. Additionally, if a Wrapper Provider is unable or unwilling to perform under a Wrapper Agreement, the fund will not be able to maintain a constant net asset value unless it finds substitute Wrapper coverage promptly. The fund may also lose the benefit of Wrapper Agreement coverage on any portion of its assets that are substantially credit impaired or in default in excess of a certain percentage of fund assets.

o There are a limited number of Wrapper Providers. The fund may not be able to obtain Wrapper Agreements to cover all of its assets.

o If a Wrapper Provider is unable to make timely payments or its creditworthiness has significantly deteriorated, the fund's Board may determine that a Wrapper Agreement should be valued at a lower value than would be sufficient to maintain the fund's stable net asset value, which could cause the fund's share price to fluctuate.

o The fund may not be able to maintain a constant net asset value if any government or self-regulatory agency determines that it is not appropriate to value Wrapper Agreements as offsetting the market value fluctuations of the Covered Assets.

o Compared to investing in a traditional fixed income fund, the fund trades the potential for capital appreciation and some yield for protection from a decline in the value of its holdings caused by changes in interest rates. Because the fund enters into Wrapper Agreements to maintain a constant share price, its yield will tend to rise and fall more slowly than traditional bond or money market funds when interest rates change and may not reflect current market rates. In addition, purchases or redemptions by shareholders may increase or decrease the "crediting rate," which is the rate of return on the portion of the fund covered by Wrapper Agreements, which may increase or decrease the fund's yield. Under extreme circumstances, for example, if shareholder redemptions and interest rates are increasing at the same time, the fund's yield could be reduced to zero for an extended period of time and the fund may be required to rely on the Wrapper Agreements to pay further redemptions.

Prepayment Risk. As interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. Thus, prepayment may reduce the fund's income. There is a greater risk that the fund will lose money due to prepayment risk because the fund invests in mortgage-related securities.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions, which could have an impact on the fund's fixed income investments or Wrapper Agreements.

Security Selection Risk. While the fund invests in short- to intermediate-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the fund's returns to lag behind those of money market funds.

Liquidity Risk. Liquidity risk is the risk that a security cannot be sold quickly at a price that reflects our estimate of its value. Because there is no active trading market for Wrapper Agreements, the fund's Wrapper Agreements are considered illiquid. The fund limits its investments in illiquid securities, including Wrapper Agreements, to 15% of net assets.

Pricing Risk. When price quotations for securities are not readily available, we determine their value by the method that most accurately reflects their current worth under procedures adopted by the Board of Trustees. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for fund shares when you buy. If we underestimate their price, you may not receive the full market value for your fund shares when you sell.

According to the procedures adopted by the Board of Trustees, the fair value of the Wrapper Agreements generally will equal the difference between the book value of the Wrapper Agreements and the market value (plus accrued interest) of the Covered Assets. In determining fair value, the Board will consider, among other factors, the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreements. If the Board of Trustees determines that a Wrapper Agreement should not be valued this way, the net asset value of the fund could fluctuate.

Derivative Risk. Derivatives are more volatile and less liquid than traditional fixed income securities. Risks associated with derivatives include:

o  the derivative may not fully offset the underlying positions;

o the derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

o the possibility the fund cannot sell the derivative because of an illiquid secondary market.

The use of derivatives for leveraging purposes tends to magnify the effect of an instrument's price changes as market conditions change.

If the fund invests in futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than other investments.

The Fund's Performance History


While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how fund performance for Investment Class shares has varied from year to year, which may give some idea of risk. The table, following the bar chart, shows how fund performance compares with three broad-based market indices (which unlike the fund, do not have any fees and expenses). The performance of both the fund and the indices varies over time. All figures assume reinvestment of dividends and distributions.

As of December 31, 2002, the fund's 30-day yield was 5.53%.

The 30-day yield is a measure of the income generated by the fund over a thirty-day period. This amount is then annualized, which means that we assume the fund generates the same income every month for a year. The "total return" of the fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.

Scudder PreservationPlus Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year              Investment Class
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1999      5.24
2000      5.73
2001      5.33
2002      5.40


For the periods included in the bar chart:
Best Quarter: 1.47%, Q3 2000              Worst Quarter: 1.25%, Q4 2001

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------

                                              1 Year           Since Inception*
--------------------------------------------------------------------------------
Investment Class                               5.40                  5.43
--------------------------------------------------------------------------------
Index 1 Lehman 1-3 Year
Government/Credit Index                        6.28                  6.35
--------------------------------------------------------------------------------
Index 2 Wrapped Lehman Intermediate
Aggregate Index                                5.74                  5.73
--------------------------------------------------------------------------------
Index 3 iMoneyNet First Tier Retail
Money Funds Average                            1.14                  4.07
--------------------------------------------------------------------------------

Index 1: The Lehman 1-3 Year Government/Credit Index is a widely accepted benchmark of short-term fixed income securities. It is a total return index consisting of US Government agency securities, US Government Treasury securities and investment grade corporate debt securities with maturities of one to three years.

Index 2: The Wrapped Lehman Intermediate Aggregate Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Index and a book value wrapper agreement at an assumed expense level of 0.15%. The Wrapped Lehman Intermediate Aggregate Index more closely reflects the market sector in which the fund invests than the other indices.

Index 3: The iMoneyNet First Tier Retail Money Funds Average provides an unweighted average return, net of fees and expenses, of all money market mutual funds that invested in non-Government securities, but the average is restricted to those money market instruments rated first tier (the top rating) by two or more nationally recognized statistical rating organizations.

*  Since 9/23/1998. Index comparison begins 9/30/1998.

How Much Investors Pay

The Shareholder Fees and Annual Fees and Expenses tables below describe the fees and expenses that you may pay if you buy and hold shares of the PreservationPlus Fund -- Investment Class.

Under normal circumstances, redemptions of shares that are directed by plan participants are not subject to a redemption fee. Redemptions of shares that are not directed by plan participants and that are made on less than twelve months' prior written notice to the fund are subject to a redemption fee of 2% of the amount redeemed payable to the fund. If the aggregate fair value of the Wrapper Agreements is less than zero at the time of redemption, the Fund will waive the 2% redemption fee. See the "Buying and Selling Investment Class Shares" section for more information.

Investment Class shares are subject to shareholder servicing fees in a maximum amount of 0.25% of the average daily net assets of the shares. The shareholder services provided in exchange for these fees may include establishing and maintaining shareholder and plan participant accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering investor/shareholder's inquiries regarding the fund and/or its classes, providing periodic statements showing the investor/shareholder's account balance and those of plan participants, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating executed proxies and obtaining such other information and performing such other services as may reasonably be required.

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from you investment)
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases                          None
--------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested Dividends                       None
--------------------------------------------------------------------------------
Maximum Redemption Fee (as a percentage of amount
redeemed, as applicable)                                          2.0%
--------------------------------------------------------------------------------

Annual Fees and Expenses (expenses paid from fund assets)  Percentage of Average
                                                            Daily Net Assets^1
Management Fees                                                  0.35%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                          None
--------------------------------------------------------------------------------
Other Fund Operating Expenses (including a 0.25%
shareholder servicing fee)                                     0.81%^2
--------------------------------------------------------------------------------
Total Fund Operating Expenses                                    1.16%
--------------------------------------------------------------------------------
Less: Fee Waivers or Expense Reimbursements                      0.51%
--------------------------------------------------------------------------------
Net Expenses                                                   0.65%^3
--------------------------------------------------------------------------------

^1 Information on the annual operating expenses reflects the expenses of both the fund and the PreservationPlus Portfolio, the master portfolio into which PreservationPlus Fund invests all of its assets. (A further discussion of the relationship between the fund and the master portfolio appears in the "Who Manages and Oversees the Fund" section of this prospectus.)

^2 "Other Expenses" include the annual premium rates the Fund pays for Wrapper
   Agreements.

^3 The investment adviser and administrator have contractually agreed, for the 16-month period from the fund's fiscal year end of September 30, 2002, to waive their fees and reimburse expenses so that total expenses will not exceed 0.65%.

Expense Example This example illustrates the expenses you would have incurred on a $10,000 investment in the fund. It assumes that the fund earned an annual return of 5% over the periods shown, that the fund's operating expenses remained the same, and that you sold your shares at the end of the period. The expenses example does not include a redemption fee.

You may use this hypothetical example to compare the fund's expense history with other funds. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
       1 Year              3 Years             5 Years             10 Years
--------------------------------------------------------------------------------
        $66                 $318                $589                $1,363
--------------------------------------------------------------------------------

Other Policies and Secondary Risks

While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o The fund's objectives are not fundamental policies. We must notify shareholders before we change them, but we do not require their approval to do so.

o As a temporary defensive measure, the fund could shift up to 100% of assets into investments such as money market securities. This could prevent losses but while engaged in a temporary defensive position, a fund may not achieve its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

Secondary risks

Foreign Investing. The risks of investing in foreign securities are generally higher than investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend, interest or other payments and prohibit transactions in the country's currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less government regulation than US securities markets.

Derivatives Risk. Although not one of its principal investment strategies, a fund may invest in certain types of derivatives. Risks associated with derivatives include: the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that a fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose a fund to the effect of leverage, which could increase a fund's exposure to the market and potential losses that it could have if it had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if a fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into a fund. If a fund underestimates their price, you may not receive the full market value for your fund shares when you sell.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Fund

The fund is a "feeder fund" that invests substantially all of its assets in the PreservationPlus Portfolio. The fund and the Portfolio have the same investment objective. The Portfolio accepts investments from other feeder funds. A feeder fund bears the Portfolio's expenses in proportion to its assets. Each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows the fund's Directors to withdraw the fund's assets from the Portfolio if they believe doing so is in the shareholders' best interests. If the Directors withdraw the fund's assets, they would then consider whether the fund should hire its own investment advisor, invest in a different master portfolio, or take other action.

The investment advisor

Deutsche Asset Management, Inc. ("DeAM"), which is part of Deutsche Asset Management, is the investment advisor for the fund. Under the supervision of the Board of Trustees, DeAM, with headquarters at 280 Park Avenue, New York, NY, makes the fund's investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. DeAM and its predecessors have more than 80 years of experience managing mutual funds. DeAM provides a full range of investment advisory services to institutional and retail clients. The fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

The portfolio paid the following fees to DeAM for investment advisory services in the last fiscal year. The investment advisor reimbursed a portion of its fee during the year.

                                         Percentage of Average
Fund                                        Daily Net Assets
---------------------------------------------------------------------
Scudder PreservationPlus Fund                    0.35%
---------------------------------------------------------------------

These fees are not charged on assets invested in affiliated Money Market funds.

DeAM is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Other Services. Investment Company Capital Corporation ("ICCC") provides administrative services -- such as portfolio accounting, legal services and others -- for the fund. These are the same services that Bankers Trust (now known as Deutsche Bank Trust Company Americas), the previous administrator to the fund provided. ICCC became the administrator on July 1, 2001. ICCC serves as the fund's transfer agent ("Transfer Agent"). ICCC is an indirect wholly owned subsidiary of Deutsche Bank AG.

In addition, ICCC -- or your service agent -- performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:

o keeping accurate, up-to-date records for your individual fund account;

o implementing any changes you wish to make in your account information;

o processing your requests for cash dividends and distributions from the fund;

o answering your questions on the fund's investment performance or administration;

o  sending proxy reports and updated prospectus information to you;
   and

o  collecting your executed proxies.

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with ICCC. Service agents may charge additional fees to investors only for those services not otherwise included in the ICCC servicing agreement, such as cash management, or special trust or retirement-investment reporting.

The portfolio managers

The following people handle the day-to-day management of the fund.

Eric Kirsch, CFA                      Sean P. McCaffrey, CFA
o   Managing Director of the          o   Managing Director of the
    investment advisor.                   investment advisor.
o   Portfolio Manager of the          o   Head of DeAM, Inc. New
    portfolio since its inception.        York Fixed Income
o   Joined the investment advisor         Enhanced Strategies and
    in 1980.                              Mutual Funds.
o   Head of North America Fixed       o   Joined the investment
    Income.                               advisor in 1996.

John D. Axtell
o   Managing Director of the
    investment advisor.
o   Portfolio Manager overseeing
    the Wrapper Agreements in the
    portfolio since its inception.
o   Joined the investment advisor
    in 1990.
o   Head of the Stable Value
    Management Group.

Financial Highlights

This table is designed to help you understand the fund's financial performance in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on the back cover).

Scudder PreservationPlus Fund -- Investment Class^a

--------------------------------------------------------------------------------
 Years Ended September 30,           2002     2001      2000     1999     1998^b
--------------------------------------------------------------------------------
Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $10.00    $10.00   $10.00    $10.00   $10.00
period
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income              .51       .54      .55       .51      .01
--------------------------------------------------------------------------------
Distributions to shareholders:
  Net investment income            (.51)     (.54)    (.55)     (.51)    (.01)
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                     (.10)        --       --     (.05)       --
--------------------------------------------------------------------------------
  Reverse stock split^c              .10        --       --       .05       --
--------------------------------------------------------------------------------
  Total distributions              (.51)     (.54)    (.55)     (.51)    (.01)
--------------------------------------------------------------------------------
Net asset value, end of period    $10.00    $10.00   $10.00    $10.00   $10.00
--------------------------------------------------------------------------------
Total Return (%)^d                  5.18      5.50     5.64      5.25    .12**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period             54        51       36        17     .404
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions, including expenses of
the PreservationPlus Portfolio (%)  1.16      1.07     1.05      1.18    1.23*
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions, including expenses of
the PreservationPlus Portfolio (%)   .65       .65      .65       .80     .80*
--------------------------------------------------------------------------------
Ratio of net investment income (%)  5.56      5.34     5.49      5.20    5.42*
--------------------------------------------------------------------------------

^a On January 31, 2000, PreservationPlus Fund Service Class was renamed
   Preservation Plus Fund Investment Class.

^b For the period September 23, 1998 (commencement of sales of Investment Class shares) to September 30, 1998.

^c In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the fund is required to distribute accumulated net realized gains, if any, on a annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share of each class of the fund. Given the objective of the fund to maintain a stable net asset value of $10 per share, the fund intends to declare a reverse stock split immediately subsequent to any such distributions at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and in effect reinstate a net asset value of $10 per share.

^d Total returns would have been lower had certain expenses not been reduced.

*  Annualized

** Not annualized

  How to Invest in the Fund

  The following pages tell you how to invest in the fund and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

  If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial advisor -- your provider may have its own policies or instructions, and you should follow those.

  These instructions are for buying and selling Investment Class shares.

Buying and Selling Investment Class Shares

The fund does not sell its shares directly to the public. The fund offers shares only to certain participant-directed employee benefit plans. These benefit plans may own the fund's shares: 1) directly or 2) indirectly through other investment vehicles such as an insurance company separate account or bank collective funds, which offer the fund as an investment option to its participants.

Benefit plans investing in the fund must limit their participants' ability to direct a withdrawal from the fund to the following circumstances:

o upon the plan participant's death, retirement, disability or termination;

o to fund plan participant loans and other "in service" withdrawals made pursuant to the terms of the plan; and

o for transfers to other plan investment options that are not competing funds. Transfers between the fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.

How to receive account information

o If you are a plan participant, you should contact your plan administrator or the organization that provides record-keeping services for information about your account.

o  If you are a plan administrator or fiduciary, you should call
   1-800-621-1048 for information about the plan's account with the fund.

Transactions in fund shares

Each plan has different provisions about how and when their participants may buy, sell and exchange fund shares. The plan administrator is responsible for communicating participants' instructions to the fund. Plan participants should contact their plan administrator to effect transactions in the fund.

Service plan

The fund has adopted a service plan for its Investment Class shares. Under the plan, the fund pays service fees at an aggregate annual rate of up to 0.25% of the fund's average daily net assets for its Investment Class shares. The fees are compensation to financial representatives for providing personal services and/or account maintenance services to the customers. In the event that your service plan is terminated, your shares will be converted to Institutional Class shares of the same fund.

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to the fund's Investment Class. The fund does have another share classes, which is described in a separate prospectus and which has different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

Policies about transactions

The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4 pm Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time that the fund is open for business. Once your order is received by the ICCC, and they have determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to the ICCC before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial representative to forward your order to the transfer agent in a timely manner.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Telephone transactions. You are automatically entitled to telephone transaction privileges but you may elect not to have them when you open your account or by contacting Shareholder Services at a later date.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order or require a shareholder to own shares of a fund for 15 days before we process the purchase order for the other fund, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

The funds accept payment for shares only in US dollars by check, by bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the funds cannot accept cash, starter checks, third party checks, or checks issued by credit card companies or Internet-based companies.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power. You may not exchange or redeem shares in certificate form by telephone or via the Internet.


When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public and we must be provided with the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial representative for more information.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

How the fund calculates share price

The price at which you buy shares is as follows:

Investment Class shares -- net asset value per share or NAV

To calculate NAV, each share class uses the following equation:

  TOTAL ASSETS - TOTAL LIABILITIES
-------------------------------------  =  NAV
 TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares is also the NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a fund's Board which are intended to reflect fair value when market quotations or pricing service information are not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information.

According to the procedures adopted by the Board of Trustees, the fair value of the Wrapper Agreements generally will equal the difference between the book value of the Wrapper Agreements and the market value (plus accrued interest) of the Covered Assets. In determining fair value, the Board will consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreements.

Other rights we reserve

o After receiving a plan's order, the fund buys or sells shares at the next price calculated on any day the fund is open for business.

o Unless otherwise instructed, the fund normally makes payment of the proceeds from the sale of plan shares the next business day but always within seven calendar days.

o The redemption fee does not apply to exchanges into another class of shares of the fund, into another investment company or other entity that invests exclusively in the master portfolio.

o The fund remits proceeds from the sale of shares in US dollars for redemption requests up to $500,000 or 1% of the fund's NAV, whichever is less, during any 90-day period for any one shareholder. The fund may redeem "in kind" if a redemption request is larger than the lesser of $500,000 or 1% of the fund's NAV. The fund may also redeem `in kind' if a redemption request is not directed by a plan participant and is made on less than twelve months' notice. In these situations, the fund may require additional information.

o The fund does not issue share certificates.

o We reserve the right to reject purchases of fund shares including exchanges for any reason.

o The fund may request additional information about the plan when an order to redeem 5% or more of a plan's assets is received.

o Sales orders not directed by plan participants and received on less than twelve months' prior written notice are subject to a 2% redemption fee. If the aggregate fair value of the Wrapper Agreements is less than zero at the time of redemption, the fund will waive the 2% redemption fee.

o A plan's purchase order may not be accepted if the sale of fund shares has been suspended or if it is determined that a plan's purchase would be detrimental to the interests of the fund's shareholders. In addition, for exchange requests, we may require the plan to own shares of the fund for 15 days before we process the purchase order for the other fund if we believe that the plan's exchanges coincide with a "market timing" strategy. We may also reject or limit purchase orders, for these or other reasons.

o  We reserve the right to reject purchases of fund shares
   (including exchanges) or to suspend or postpone redemptions at times when both the New York Stock Exchange and the fund's custodian are closed.

Understanding Distributions and Taxes

Income dividends, if any, for the fund are declared daily and paid monthly. The fund reserves the right to include in the daily dividend any short-term capital gains on securities that it sells. We automatically reinvest all monthly dividends unless you elect to receive your distributions in cash.

The fund will normally declare and pay at least annually any long-term capital gains as well as any short-term capital gains that it did not distribute during the year. Additionally, on occasion, the income dividends the fund distributes may differ from the income the fund earns. When the fund's income exceeds the amount distributed to shareholders, the fund may make an additional distribution. When a capital gains distribution or an additional distribution is necessary, the Board of Trustees may declare a reverse stock split to occur at the same time the distribution is made. Making the distribution simultaneously with the reverse stock split will minimize fluctuations in the net asset value of the fund's shares. Additional income distributions and capital gains distributions will automatically be reinvested in additional shares.

Tax Considerations

The fund does not ordinarily pay any US federal income tax. If you are a taxable shareholder, you and other shareholders pay taxes on the income or capital gains earned and distributed by the fund.

For tax exempt investors such as IRA owners and plan participants, dividend and capital gain distributions from the fund generally will not be subject to current taxation, but will accumulate on a tax deferred basis. Income and capital gains earned by the fund and distributed to taxable investors will be subject to income taxation.

Because each participant's tax circumstances are unique and because the tax laws governing plans are complex and subject to change, we recommend that you consult your plan administrator, your plan's Summary Plan Description, and/or your tax advisor about the tax consequences of your participation in your plan and of any plan contributions or withdrawals.

--------------------------------------------------------------------------------
A reverse stock split reduces the number of total shares the fund has outstanding. The market value of the shares will be the same after the stock split as before the split, but each share will be worth more.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

To Get More Information


Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically at least semi-annually.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about a fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Investments                       SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza                 Public Reference Section
Chicago, IL 60606-5808                    Washington, D.C. 20549-0102
www.scudder.com                           www.sec.gov
(800) 621-1048                            (202) 942-8090


Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808
www.scudder.com
e-mail info@scudder.com
Tel (800) 621-1048

SCUDDER
INVESTMENTS                             CUSIP #
                                        Scudder PreservationPlus Fund --
A Member of                             Investment Class:            055.847.834
Deutsche Asset Management [LOGO]        BT Pyramid Mutual Funds         811-8006

                                             STATEMENT OF ADDITIONAL INFORMATION
                                                                February 1, 2003


BT Pyramid Mutual Funds


PreservationPlus Fund
         Investment Class
         Institutional Class


PreservationPlus Fund (the "Fund") is a separate series of BT Pyramid Mutual Funds (the "Trust"), an open-end, management investment company (mutual fund). The Investment Class and Institutional Class of shares (individually and collectively referred to as "Shares" as the context may require) of the Fund are described herein.


As described in the Shares' respective Prospectuses, the Fund seeks to achieve its investment objective by investing all its net investable assets in PreservationPlus Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio is a separate series of BT Investment Portfolios, a New York master trust fund (the "Portfolio Trust").


Shares are sold by Scudder Distributors, Inc., the Trust's distributor ("SDI"), to participant-directed employee benefit plans meeting specified criteria ("Plans"). Shares are offered to Plans either directly or through vehicles such as bank collective funds or insurance company separate accounts consisting solely of such Plans (collectively, "Plan Pools"). Deutsche Asset Management, Inc. ("DeAM, Inc.") is the Portfolio`s investment advisor ("Advisor").

The Funds' Prospectuses (individually and collectively referred to as the "Prospectus" as the context may require) are dated February 1, 2003. The Prospectus provides the basic information investors should know before investing. This Statement of Additional Information ("SAI"), which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Fund and the Portfolio and should be read in conjunction with the Prospectus. You may request a copy of a prospectus or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trust at the telephone number listed below or by contacting any Service Agent (which is a broker, financial advisor or other bank, dealer or other institution that has a sub-shareholder servicing agreement with DeAM, Inc.). This SAI is not an offer by the Fund to an investor that has not received a Prospectus. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Prospectus. The Fund's and Portfolio's financial statements for the year ended September 30, 2002, are incorporated herein by reference to the Annual Report to shareholders dated September 30, 2002. A copy of the Fund's and Portfolio's Annual Report may be obtained without charge by calling the Fund at the toll-free number 1-800-730-1313.

                                TABLE OF CONTENTS

                                                                          PAGE

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS..............................1
         Investment Objective................................................1
         Investment Policies.................................................1
         Short-Term Instruments..............................................4
         Derivatives........................................................17
         Futures Contracts and Options on Futures Contracts.................21
         Rating Services....................................................27
         Investment Restrictions............................................27
         Portfolio Transactions and Brokerage Commissions...................29

PERFORMANCE INFORMATION.....................................................30
         Standard Performance Information...................................30
         Comparison of Fund Performance.....................................31

TRUSTEES AND OFFICERS.......................................................42
         Name, Position with................................................51
         Corporation and Portfolios Trust...................................51
         Code of Ethics.....................................................52
         Investment Advisor.................................................52
         Administrator......................................................53
         Waivers and Reimbursements.........................................54
         Distributor........................................................54
         Custodian and Transfer Agent.......................................54
         Counsel and Independent Auditors...................................55

ORGANIZATION OF THE TRUST...................................................55

TAXATION....................................................................55
         Taxation of the Fund...............................................55
         Taxation of the Portfolio..........................................56
         Sale of Shares.....................................................57
         Other Taxation.....................................................57
         Backup Withholding.................................................57
         Foreign Withholding Taxes..........................................58
         Foreign Shareholders...............................................58

FINANCIAL STATEMENTS........................................................58

APPENDIX....................................................................59

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                              Investment Objective
                              --------------------

The investment objective of the Fund is a high level of current income while seeking to maintain a stable value per share. There can, of course, be no assurance that the Fund will achieve its investment objective.


                              Investment Policies
                              -------------------

The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio. The Trust may withdraw the Fund's investment from the Portfolio at any time if the Trust Board determines that it is in the best interests of the Fund to do so.

The Portfolio's investment objective is a high level of current income while seeking to maintain a stable value per Share. The Portfolio expects to invest at least 65% of its net assets in fixed income securities ("Fixed Income Securities") of varying maturities rated, at the time of purchase, in one of the top three long-term rating categories by Standard & Poor's Rating Service ("S&P"), Moody's Investors Service, Inc. ("Moody"s'), or Duff & Phelps Credit Rating Co., or comparably rated by another nationally recognized statistical rating organization ("NRSRO"), or, if not rated by a NRSRO, of comparable quality as determined by the Advisor in its sole discretion.

In addition, the Portfolio will enter into contracts ("Wrapper Agreements") with insurance companies, banks or other financial institutions ("Wrapper Providers") that are rated, at the time that the contracts are entered into, in one of the top two long-term rating categories by Moody's or S&P. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid. At the time of purchase, the value of all of the Wrapper Agreements and any other illiquid securities will not exceed 15% of the Portfolio's net assets.

The Fund is designed as an alternative investment to guaranteed investment contracts ("GICs"), collective GIC funds, bank investment contracts ("BICS"), and so-called "synthetic GICs." Because the investment characteristics of the Fund correspond directly to those of the Portfolio (in which the Fund invests all of its assets), the following is a discussion of the various investments of and techniques employed by the Portfolio.

Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio. Unless otherwise indicated, the Fund is permitted, but not obligated to pursue any of the following strategies and does not represent that these techniques are available now or will be available at any time in the future. If the Funds' investment in a particular type of security is limited to a certain percentage of the Fund's assets, that percentage limitation is listed in the chart. Following the chart, there is a description of how each type of security and investment strategies may be used by the Fund.


----------------------------------------------------- ----------------------------------------------------------------------

                                                                              PreservationPlus Fund
INVESTMENT PRACTICE                                       (Investment, Institutional and Institutional Service Classes)
===================================================== ======================================================================
----------------------------------------------------------------------------------------------------------------------------

                                       1

----------------------------------------------------- ----------------------------------------------------------------------

                                                                              PreservationPlus Fund
INVESTMENT PRACTICE                                       (Investment, Institutional and Institutional Service Classes)
===================================================== ======================================================================
----------------------------------------------------------------------------------------------------------------------------

KEY TO TABLE:

#   Permitted without stated limit
*   Permitted without stated limited, but not expected to be used to a significant extent
X   Not permitted

20% Italic type (e.g.  20%)  represents  an investment  limitation  as a percentage  of net fund assets;  does not indicate actual use

20% Roman type (e.g.  20%)  represents  an investment  limitation  as a percentage of total fund assets;  does not indicate actual use
----------------------------------------------------------------------------------------------------------------------------

FIXED INCOME SECURITIES & MONEY MARKET INSTRUMENTS
---------------------------------------------------------------------------------- -----------------------------------------

Short-Term Instruments                                                                                #
---------------------------------------------------------------------------------- -----------------------------------------

Obligations of Banks and Other Financial Institutions                                                 #
---------------------------------------------------------------------------------- -----------------------------------------

Certificates of Deposit and Banker's Acceptances                                                      #
---------------------------------------------------------------------------------- -----------------------------------------

Commercial Paper                                                                                      #
---------------------------------------------------------------------------------- -----------------------------------------

Variable Rate Master Demand Notes                                                                     #
---------------------------------------------------------------------------------- -----------------------------------------

U.S. Government Securities                                                                            #
---------------------------------------------------------------------------------- -----------------------------------------

Corporate Debt Securities                                                                             #
---------------------------------------------------------------------------------- -----------------------------------------

Custodial Receipts                                                                                    X
---------------------------------------------------------------------------------- -----------------------------------------

Zero Coupon Securities and Deferred Interest Bonds                                                    #
---------------------------------------------------------------------------------- -----------------------------------------

Inverse Floating Rate Securities                                                                      X
---------------------------------------------------------------------------------- -----------------------------------------

Lower-Rated Debt Securities                                                                           #
---------------------------------------------------------------------------------- -----------------------------------------

Registered Loans                                                                                      X
---------------------------------------------------------------------------------- -----------------------------------------

Put Bonds                                                                                             X
---------------------------------------------------------------------------------- -----------------------------------------

Other Debt Obligations                                                                                X
----------------------------------------------------------------------------------------------------------------------------

DERIVATIVE SECURITIES (OPTIONS)
---------------------------------------------------------------------------------- -----------------------------------------

Options on Securities                                                                                 #
---------------------------------------------------------------------------------- -----------------------------------------

Options on Securities Indices                                                                         #
---------------------------------------------------------------------------------- -----------------------------------------

Options on Non-US Securities Indices                                                                  X
---------------------------------------------------------------------------------- -----------------------------------------

Yield Curve Options                                                                                   X
---------------------------------------------------------------------------------- -----------------------------------------

Spreadlocks                                                                                           X
----------------------------------------------------------------------------------------------------------------------------

DERIVATIVE SECURITIES (FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS)
---------------------------------------------------------------------------------- -----------------------------------------

Futures Contracts                                                                                     #
---------------------------------------------------------------------------------- -----------------------------------------

Futures Contracts on Securities Indices                                                               #
---------------------------------------------------------------------------------- -----------------------------------------

                                       2

----------------------------------------------------- ----------------------------------------------------------------------

                                                                              PreservationPlus Fund
INVESTMENT PRACTICE                                       (Investment, Institutional and Institutional Service Classes)
===================================================== ======================================================================
----------------------------------------------------------------------------------------------------------------------------

Options on Futures Contracts (including Contracts on Security Indices)                                #
----------------------------------------------------------------------------------------------------------------------------

DERIVATIVE SECURITIES (HEDGING STRATEGIES)
---------------------------------------------------------------------------------- -----------------------------------------

Hedging Strategies                                                                                    *
----------------------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
---------------------------------------------------------------------------------- -----------------------------------------

Government Guaranteed Mortgage-Backed Securities                                                      #
---------------------------------------------------------------------------------- -----------------------------------------

Ginnie Mae Certificates                                                                               #
---------------------------------------------------------------------------------- -----------------------------------------

Fannie Mae Certificates                                                                               #
---------------------------------------------------------------------------------- -----------------------------------------

Freddie Mac Certificates                                                                              #
---------------------------------------------------------------------------------- -----------------------------------------

Multi-Class Mortgage-Backed Securities (CMOs and REMICs)                                              #
---------------------------------------------------------------------------------- -----------------------------------------

Private Issued Mortgage -Backed Securities                                                            X
---------------------------------------------------------------------------------- -----------------------------------------

Mortgage Pass-Through Securities                                                                      #
---------------------------------------------------------------------------------- -----------------------------------------

Stripped-Mortgage Backed Securities                                                                   #
---------------------------------------------------------------------------------- -----------------------------------------

Adjustable Rate Mortgages                                                                             #
---------------------------------------------------------------------------------- -----------------------------------------

Asset-Backed Securities                                                                               #
----------------------------------------------------------------------------------------------------------------------------

SECURITIES OF NON-U.S. ISSUERS
---------------------------------------------------------------------------------- -----------------------------------------

Foreign Corporate Debt Securities                                                                     #
---------------------------------------------------------------------------------- -----------------------------------------

Foreign Government Debt Securities                                                                    #
---------------------------------------------------------------------------------- -----------------------------------------

Investments in Emerging Markets                                                                       X
----------------------------------------------------------------------------------------------------------------------------

CURRENCY MANAGEMENT
---------------------------------------------------------------------------------- -----------------------------------------

Currency Exchange Transactions                                                                        X
---------------------------------------------------------------------------------- -----------------------------------------

Currency Hedging Transactions                                                                         X
---------------------------------------------------------------------------------- -----------------------------------------

Cross Hedging                                                                                         X
---------------------------------------------------------------------------------- -----------------------------------------

Forward Currency Exchange Contracts                                                                   X
---------------------------------------------------------------------------------- -----------------------------------------

Options on Foreign Currencies                                                                         X
----------------------------------------------------------------------------------------------------------------------------

OTHER INVESTMENTS AND INVESTMENT PRACTICES
---------------------------------------------------------------------------------- -----------------------------------------

Illiquid Securities                                                                                   #
---------------------------------------------------------------------------------- -----------------------------------------

TBA Commitments                                                                                       #
---------------------------------------------------------------------------------- -----------------------------------------

When-Issued and Delayed Delivery Securities                                                           #
---------------------------------------------------------------------------------- -----------------------------------------

Repurchase Agreements                                                                                 #
---------------------------------------------------------------------------------- -----------------------------------------

Reverse Repurchase Agreements                                                                         #
---------------------------------------------------------------------------------- -----------------------------------------

                                       3

----------------------------------------------------- ----------------------------------------------------------------------

                                                                              PreservationPlus Fund
INVESTMENT PRACTICE                                       (Investment, Institutional and Institutional Service Classes)
===================================================== ======================================================================
----------------------------------------------------------------------------------------------------------------------------

Lending of Portfolio Securities                                                                      30%
---------------------------------------------------------------------------------- -----------------------------------------

Short Sales                                                                                           X
---------------------------------------------------------------------------------- -----------------------------------------

Other Investment Companies                                                                            X
---------------------------------------------------------------------------------- -----------------------------------------
                                                                                                      X
DIAMONDS, SPDRs and WEBs
("Equity Equivalents")
---------------------------------------------------------------------------------- -----------------------------------------

Temporary Defensive Investments                                                                       #
---------------------------------------------------------------------------------- -----------------------------------------

Indexed Securities                                                                                    X
---------------------------------------------------------------------------------- -----------------------------------------

S&P 500 Index Assets                                                                                  X
---------------------------------------------------------------------------------- -----------------------------------------

Merger Arbitrage Assets                                                                               X

---------------------------------------------------------------------------------- -----------------------------------------

                             Short-Term Instruments
                             ----------------------


Up to 35% of the Portfolio's total assets may be invested in high quality short-term investments with remaining maturities of 397 days or less to maintain the Liquidity Reserve (as defined below), to meet anticipated redemptions and expenses for day-to-day operating purposes and when, in the opinion of the Advisor, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the respective markets. When the Portfolio experiences large cash inflows, for example, through the sale of securities and attractive investments are unavailable in sufficient quantities, the Portfolio may hold short-term investments (or shares of money market mutual funds) for a limited time pending availability of such investments. In addition, when in the Advisor's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse market or other conditions, up to 100% of the Portfolio's assets may be invested in such short-term instruments.

Short-term instruments consist of foreign and domestic: (1) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (2) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's or, if unrated, are deemed to be of comparable quality in the opinion of the Advisor; (3) commercial paper;
(4) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (5) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's; outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be deemed to be of comparable quality in the opinion of the Advisor. These instruments may be denominated in US dollars or in foreign currencies.

Other US government securities the Portfolio may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the US, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the US government is not obligated by law to provide support to an instrumentality it sponsors, the Portfolio will invest in obligations issued by such an instrumentality only if the

Advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolio.


The Portfolio may also invest in separately traded principal and interest component of securities guaranteed or issued by the US Government or its agencies, instrumentalities or sponsored enterprises if such components trade independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS") or any similar program sponsored by the US Government. STRIPS are sold as zero coupon securities. See "Zero Coupon Securities."


US Government Securities. The Portfolio may invest in obligations issued or guaranteed by the US government and include: (1) direct obligations of the US Treasury and (2) obligations issued by US government agencies and instrumentalities. Included among direct obligations of the US are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the US are: instruments that are supported by the full faith and credit of the US (such as certificates issued by the Government National Mortgage Association ("GNMA" or "Ginnie Mae"); instruments that are supported by the right of the issuer to borrow from the US Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA" or "Fannie Mae") and Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac").


Certificates of Deposit and Bankers' Acceptances. The Portfolio may invest in certificates of deposit and bankers' acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

Bankers'  acceptances   typically  arise  from  short-term  credit  arrangements
designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper. The Portfolio may invest in commercial paper. The Portfolio may invest in fixed rate or variable rate commercial paper, issued by US or foreign entities. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by US or foreign corporations in order to finance their current operations. Any commercial paper issued by a foreign entity corporation and purchased by the Portfolio must be US dollar-denominated and must not be subject to foreign withholding tax at the time of purchase.


Commercial paper when purchased by the Portfolio must be rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such security) or, if not so rated, must be believed by the Advisor, acting under the supervision of the Board of Trustees of the Portfolio, to be of comparable quality. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches and subsidiaries of US and foreign banks.

The Portfolio may also invest in variable rate master demand notes. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.


For a description of commercial paper ratings, see the Appendix to this SAI.

US Dollar-Denominated Fixed Income Securities. The Portfolio may invest in the dollar-denominated debt securities of foreign companies. Investing in the securities of foreign companies involves more risks than investing in securities of US companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.

In addition, the relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

US Dollar-Denominated Foreign Securities. The Portfolio may invest in US dollar-denominated foreign government debt securities which include debt obligations issued or guaranteed by national, state or provincial governments or similar political subdivisions and quasi-governmental and supranational entities (collectively, "sovereign debt obligations"). Sovereign debt obligations, especially those of developing countries, may involve a high degree of risk. The issuer of such an obligation or the governmental authorities that control the repayment of the obligation may be unable or unwilling to repay principal and interest when due and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Quasi-governmental and supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include (but are not limited to) the International Bank for Reconstruction and Development (the "World Bank"), the Japanese Development Bank, the Asian Development Bank and the Inter-American Development Bank. Currently, the Portfolio intends to invest only in obligations issued or guaranteed by the Asian Development Bank, the Inter-American Development Bank, the World Bank, the African Development Bank, the European Coal and Steel Community, the European Economic Community, the European Investment Bank and the Nordic Investment Bank. Foreign government securities also include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

US Dollar-Denominated Sovereign and Supranational Fixed Income Securities. Debt instruments issued or guaranteed by foreign governments, agencies and supranational organizations ("sovereign debt obligations"), especially sovereign debt obligations of developing countries may involve a high degree of risk. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Fixed Income Security Risk. Fixed income securities generally expose the Portfolio to four types of risk: (1) interest rate risk (the potential for fluctuations in bond prices due to changing interest rates); (2) income risk (the potential for a decline in the Portfolio's income due to falling market interest rates); (3) credit risk (the possibility that a bond issuer will fail to make timely payments of either interest or principal to the Portfolio); and
(4) prepayment risk or call risk (the likelihood that, during period of falling interest rates, securities with high stated interest rates will be prepaid, or "called" prior to maturity, requiring the Portfolio to invest the proceeds at generally lower interest rates).

Foreign Securities Risk. The Portfolio may invest a portion of its assets in the dollar-denominated debt securities of foreign companies. Investing in the securities of foreign companies involves more risks than investing in securities of US companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.

In general, less information may be available about foreign companies than about US companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are US companies. Foreign securities markets may be less liquid and subject to less regulation than the US securities markets. The costs of investing outside the United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.

Mortgage- and Asset-Backed Securities. The Portfolio may invest in mortgage-backed securities. A mortgage-backed security consists of a pool of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties.


The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed-income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. As a result, if the Portfolio purchases mortgage-backed securities at a premium, a faster than expected prepayment rate will decrease both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if a Portfolio purchases mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease yield to maturity and market values. To the extent that a Portfolio invests in mortgage-backed securities, the Advisor may seek to manage these potential risks by investing in a variety of mortgage-backed securities and by using certain hedging techniques.

Asset-Backed Securities. The Portfolio may invest in securities generally referred to as asset-backed securities. Asset-backed securities are secured by and payable from, or directly or indirectly represent undivided fractional interests in, pools of corporate and consumer loans (unrelated to mortgage loans) held in a trust. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets. Payments of principal and interest are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement is exhausted, certificate-holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of the securities also may change because of changes in the market's perception of creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed securities are ultimately dependent upon payment of corporate and consumer loans by individuals, and the certificate-holder generally has no recourse against the entity that originated the loans.


Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as (but not limited to) motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same type of security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

The market for privately issued asset-backed securities is smaller and less liquid than the market for US government mortgage-backed securities. The asset-backed securities in which the Portfolio may invest are limited to those which are readily marketable, dollar-denominated and rated BBB or higher by S&P or Baa or higher by Moody's.

The yield characteristics of the asset-backed securities in which the Portfolio may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if the Portfolio purchases these securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. Conversely, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, the yield on these securities. Amounts available for reinvestment by the Portfolio are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

Government Guaranteed Mortgage-Backed Securities. The Portfolio's investments in mortgage-backed securities may include securities issued or guaranteed by the US Government or one of its agencies, authorities, instrumentalities or sponsored enterprises, such as Ginnie Mae, Fannie Mae and Freddie Mac. There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed Real Estate Mortgage Investment Conduit Certificates ("REMIC Certificates"), collateralized mortgage obligations and stripped mortgage-backed securities. The Portfolio is permitted to invest in other types of mortgage-backed securities that may be available in the future to the extent consistent with its investment policies and objective.

Ginnie Mae Certificates. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veterans Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the US government is pledged to the payment of all amounts that may be required to be paid under any Ginnie Mae guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the US Treasury with no limitations as to amount.

The Ginnie Mae Certificates in which the Portfolio will invest will represent a pro rata interest in one or more pools of the following types of mortgage loans:
(1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buy down" mortgage loans); (8) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

Fannie Mae Certificates. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. The obligations of Fannie Mae are not backed by the full faith and credit of the US government.

Each Fannie Mae Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans;
(4) variable rate mortgage loans;  (5) other adjustable rate mortgage loans; and
(6) fixed-rate and adjustable mortgage loans secured by multifamily projects.

Freddie Mac Certificates. Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the US government.

Freddie Mac Certificates represent a pro rata interest in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates will consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participating interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

Multiple Class Mortgage-Backed Securities (Collateralized Mortgage Obligations and REMIC Certificates). A Portfolio may invest in multiple class mortgage-backed securities including collateralized mortgage obligations ("CMOs") and REMIC Certificates. These securities may be issued by US Government agencies and instrumentalities such as Fannie Mae or Freddie Mac or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of mortgage loans or mortgage-backed securities the payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities. REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities (the "Mortgage Assets"). The obligations of Fannie Mae or Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae or Freddie Mac, respectively. Although investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests; the Portfolio does not intend to purchase such residual interests in REMICs.

Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

Freddie Mac guarantees the timely payment of interest on Freddie Mac REMIC Certificates and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified level payment, residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal of certain PCs.

CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the underlying mortgage loans or the mortgaged assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

The principal of and interest on the mortgaged assets may be allocated among the several tranches in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full. Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC
Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the mortgaged assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of REMIC Certificates may be issued in parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates that generally require that specified amounts or principal be applied on each payment date to one or more classes or REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the PAC
Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.


Stripped Mortgage-Backed Securities. The Portfolio may purchase stripped mortgage-backed securities ("SMBS"), which are derivative multiclass mortgage securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Portfolio's limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from the mortgaged assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.


Adjustable Rate Mortgages-Interest Rate Indices. Adjustable rate mortgages in which the Portfolio invests may be adjusted on the basis of one of several indices. The One Year Treasury Index is the figure derived from the average weekly quoted yield on US Treasury Securities adjusted to a constant maturity of one year. The Cost of Funds Index reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona, California and Nevada (the "FHLB Eleventh District") that are member institutions of the Federal Home Loan Bank of San Francisco (the "FHLB of San Francisco"), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds Index on the last working day of the month following the month in which the cost of funds was incurred.

A number of factors affect the performance of the Cost of Funds Index and may cause the Cost of Funds Index to move in a manner different from indices based upon specific interest rates, such as the One Year Treasury Index. Because of the various origination dates and maturities of the liabilities of members of the FHLB Eleventh District upon which the Cost of Funds Index is based, among other things, at any time the Cost of Funds Index may not reflect the average prevailing market interest rates on new liabilities of similar maturities. There can be no assurance that the Cost of Funds Index will necessarily move in the same direction or at the same rate as prevailing interest rates since as longer term deposits or borrowings mature and are renewed at market interest rates, the Cost of Funds Index will rise or fall depending upon the differential between the prior and the new rates on such deposits and borrowings. In addition, dislocations in the thrift industry in recent years have caused and may continue to cause the cost of funds of thrift institutions to change for reasons unrelated to changes in general interest rate levels. Furthermore, any movement in the Cost of Funds Index as compared to other indices based upon specific interest rates may be affected by changes instituted by the FHLB of San Francisco in the method used to calculate the Cost of Funds Index. To the extent that the Cost of Funds Index may reflect interest changes on a more delayed basis than other indices, in a period of rising interest rates, any increase may produce a higher yield later than would be produced by such other indices, and in a period of declining interest rates, the Cost of Funds Index may remain higher than other market interest rates which may result in a higher level of principal prepayments on mortgage loans which adjust in accordance with the Cost of Funds Index than mortgage loans which adjust in accordance with other indices.

LIBOR, the London interbank offered rate, is the interest rate that the most creditworthy international banks dealing in US dollar-denominated deposits and loans charge each other for large dollar-denominated loans. LIBOR is also usually the base rate for large dollar-denominated loans in the international market. LIBOR is generally quoted for loans having rate adjustments at one, three, six or twelve month intervals.

Mortgage-Backed Securities and Asset-Backed Securities -- Types of Credit Support. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (1) liquidity protection and (2) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties; through various means of structuring the transaction; or through a combination of such approaches. The Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The ratings of mortgage-backed securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.


Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.


Zero-Coupon Securities and Deferred Interest Bonds. The Portfolio may invest in zero coupon securities and deferred interest bonds. Zero coupon and deferred interest bonds are debt obligations that are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon securities are redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accrued over the life of the security, and the accrual constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically.

While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately one-third of the bond's term to maturity. Such investments benefit the issuer by mitigating its initial need for cash to meet debt service, but some also provide a higher rate of return to attract investors who are willing to defer receipt of such cash.

The Portfolios will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is generally received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolios' distribution obligations. See "Taxes."

Wrapper Agreements. Wrapper Agreements are structured with a number of different features. Wrapper Agreements entered into the Portfolio are of three basic types: (1) non-participating, (2) participating and (3) "hybrid." In addition, the Wrapper Agreements will either be of fixed-maturity or open-end maturity ("evergreen"). The Portfolio enters into particular types of Wrapper Agreements depending upon their respective cost to the Portfolio and the Wrapper Provider's creditworthiness, as well as upon other factors. Under most circumstances, it is anticipated that the Portfolio will enter into participating Wrapper Agreements of open-end maturity and hybrid Wrapper Agreements.

Under a non-participating Wrapper Agreement, the Wrapper Provider becomes obligated to make a payment to the Portfolio whenever the Portfolio sells Covered Assets at a price below Book Value to meet withdrawals of a type covered by the Wrapper Agreement (a "Benefit Event"). Conversely, the Portfolio becomes obligated to make a payment to the Wrapper Provider whenever the Portfolio sells Covered Assets at a price above their Book Value in response to a Benefit Event. In neither case is the Crediting Rate adjusted at the time of the Benefit Event. Accordingly, under this type of Wrapper Agreement, while the Portfolio is protected against decreases in the market value of the Covered Assets below Book Value, it does not realize increases in the market value of the Covered Assets above Book Value; those increases are realized by the Wrapper Providers.

Under a participating Wrapper Agreement, the obligation of the Wrapper Provider or the Portfolio to make payments to each other typically does not arise until all of the Covered Assets have been liquidated. Instead of payments being made on the occurrence of each Benefit Event, these obligations are a factor in the periodic adjustment of the Crediting Rate.

Under a hybrid Wrapper Agreement, the obligation of the Wrapper Provider or the Portfolio to make payments does not arise until withdrawals exceed a specified percentage of the Covered Assets, after which time payment covering the difference between market value and Book Value will occur.

A fixed-maturity Wrapper Agreement terminates at a specified date, at which time settlement of any difference between Book Value and market value of the Covered Assets occurs. A fixed-maturity Wrapper Agreement tends to ensure that the Covered Assets provide a relatively fixed rate of return over a specified period of time through bond immunization, which targets the duration of the Covered Assets to the remaining life of the Wrapper Agreement.

An evergreen Wrapper Agreement has no fixed maturity date on which payment must be made, and the rate of return on the Covered Assets accordingly tends to vary. Unlike the rate of return under a fixed-maturity Wrapper Agreement, the rate of return on assets covered by an evergreen Wrapper Agreement tends to more closely track prevailing market interest rates and thus tends to rise when interest rates rise and fall when interest rates fall. An evergreen Wrapper Agreement may be converted into a fixed-maturity Wrapper Agreement that will mature in the number of years equal to the duration of the Covered Assets.


Wrapper Providers are banks, insurance companies and other financial institutions. The number of Wrapper Providers has been increasing in recent years. As of December 2001, there were approximately thirteen Wrapper Providers rated in one of the top two long-term rating categories by Moody's, S&P or another NRSRO. The cost of Wrapper Agreements is typically 0.10% to 0.25% per dollar of Covered Assets per annum.


In the event of the default of a Wrapper Provider, the Portfolio could potentially lose the Book Value protections provided by the Wrapper Agreements with that Wrapper Provider. However, the impact of such a default on the Portfolio as a whole may be minimal or non-existent if the market value of the Covered Assets thereunder is greater than their Book Value at the time of the default, because the Wrapper Provider would have no obligation to make payments to the Portfolio under those circumstances. In addition, the Portfolio may be able to obtain another Wrapper Agreement from another Wrapper Provider to provide Book Value protections with respect to those Covered Assets. The cost of the replacement Wrapper Agreement might be higher than the initial Wrapper Agreement due to market conditions or if the market value (plus accrued interest on the underlying securities) of those Covered Assets is less than their Book Value at the time of entering into the replacement agreement. Such cost would also be in addition to any premiums previously paid to the defaulting Wrapper
Provider. If the Portfolio were unable to obtain a replacement Wrapper Agreement, participants redeeming Shares might experience losses if the market value of the Portfolio's assets no longer covered by the Wrapper Agreement is below Book Value. The combination of the default of a Wrapper Provider and an inability to obtain a replacement agreement could render the Portfolio and the Fund unable to achieve their investment objective of seeking to maintain a stable value per Share.

With respect to payments made under the Wrapper Agreements between the Portfolio and the Wrapper Provider, some Wrapper Agreements provide that payments may be due upon disposition of the Covered Assets, while others provide for payment only upon the total liquidation of the Covered Assets or upon termination of the Wrapper Agreement. In none of these cases, however, would the terms of the Wrapper Agreements specify which Portfolio Securities are to be disposed of or liquidated. Moreover, because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Portfolio the difference between Book

Value and market value (plus accrued interest on the underlying securities), each Wrapper Provider will pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the Portfolio will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation. Under the terms of most Wrapper Agreements, the Wrapper Provider will have the right to terminate the Wrapper Agreement in the event that material changes are made to the Portfolio's investment objectives or limitations or to the nature of the Portfolio's operations. In such event, the Portfolio may be obligated to pay the Wrapper Provider termination fees equal in amount to the premiums that would have been due had the Wrapper Agreement continued through the predetermined period. The Portfolio will have the right to terminate a Wrapper Agreement for any reason. Such right, however, may also be subject to the payment of termination fees. In the event of termination of a Wrapper Agreement or conversion of an evergreen Wrapper Agreement to a fixed maturity, some Wrapper Agreements may require that the duration of some portion of the Portfolio's securities be reduced to correspond to the fixed maturity or termination date and that such securities maintain a higher credit rating than is normally required, either of which requirements might adversely affect the return of the Portfolio and the Fund.


Risks of Wrapper Agreements. Each Wrapper Agreement obligates the Wrapper Provider to maintain the "Book Value" of a portion of the Portfolio's assets ("Covered Assets") up to a specified maximum dollar amount, upon the occurrence of certain specified events. The Book Value of the Covered Assets is their purchase price (i) plus interest on the Covered Assets at a rate specified in the Wrapper Agreement ("Crediting Rate"), and (ii) less an adjustment to reflect any defaulted securities. The Crediting Rate used in computing Book Value is calculated by a formula specified in the Wrapper Agreement and is adjusted periodically. In the case of Wrapper Agreements entered into the Portfolio, the Crediting Rate is the actual interest earned on the Covered Assets, or an index-based approximation thereof, plus or minus amortization of gains and losses between the book value and the market value of the Covered Assets. As a result, while the Crediting Rate will generally reflect movements in the market rates of interest, it may at any time be more or less than these rates or the actual interest income earned on the Covered Assets. The Crediting Rate may also be impacted by defaulted securities and by increases and decreases of the amount of Covered Assets as a result of contributions and withdrawals tied to the sale and redemption of Shares. Furthermore, the premiums due Wrapper Providers in connection with the Portfolio's investments in Wrapper Agreements are offset against and thus reduce the Crediting Rate. These premiums are generally paid quarterly. In no event will the Crediting Rate fall below zero percent under the Wrapper Agreements entered into by the Portfolio.


Under the terms of a typical Wrapper Agreement, if the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value at the time the Covered Assets are liquidated in order to provide proceeds for withdrawals of Portfolio interests resulting from redemption of Shares by Plan participants, the Wrapper Provider becomes obligated to pay to the Portfolio the difference. Conversely, the Portfolio becomes obligated to make a payment to the Wrapper Provider if it is necessary for the Portfolio to liquidate Covered Assets at a price above their Book Value in order to make withdrawal payments. (Withdrawals generally will arise when the Fund must pay shareholders who redeem their Shares.) Because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Portfolio the difference between Book Value and market value (plus accrued interest on the underlying securities), each Wrapper Provider will be obligated to pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the Portfolio will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation.

The terms of the Wrapper Agreements vary concerning when these payments must actually be made between the Portfolio and the Wrapper Provider. In some cases, payments may be due upon disposition of the Covered Assets; other Wrapper Agreements provide for settlement only upon termination of the Wrapper Agreement or total liquidation of the Covered Assets.

The Fund expects that the use of Wrapper Agreements by the Portfolio will under most circumstances permit the Fund to maintain a constant NAV per Share and to pay dividends that will generally reflect over time both the interest income of, and market gains and losses on, the Covered Assets held by the Portfolio less the expenses of the Fund and the Portfolio. However, there can be no guarantee that the Fund will maintain a constant NAV per Share or that any Fund shareholder or Plan participant will realize the same investment return as might be realized by investing directly in the Portfolio assets other than the Wrapper Agreements. For example, default by the issuer of a Portfolio Security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets and, consequently, the Shares. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the

Portfolio Securities depending upon the timing of the shareholder's purchases and redemption of Shares, as well as those of other shareholders. Furthermore, there can be no assurance that the Portfolio will be able at all times to obtain Wrapper Agreements. Although it is the current intention of the Portfolio to obtain such agreements covering all of its assets (with the exceptions noted), the Portfolio may elect not to cover some or all of its assets with Wrapper Agreements should Wrapper Agreements become unavailable or should other conditions such as cost, in the Advisor's sole discretion, render their purchase inadvisable.


If, in the event of default of a Wrapper Provider, the Portfolio were unable to obtain a replacement Wrapper Agreement, participants redeeming Shares might experience losses if the market value of the Portfolio's assets no longer covered by the Wrapper Agreement is below Book Value. The combination of the default of a Wrapper Provider and an inability to obtain a replacement agreement could render the Portfolio and the Fund unable to achieve their investment objective of maintaining a stable NAV per Share. If the Board of Trustees of the Portfolio Trust (the "Portfolio Trust Board") determines that a Wrapper Provider is unable to make payments when due, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

Wrapper Agreements generally require that the Portfolio maintain a specified percentage of its total assets in short-term investments ("Liquidity Reserve"). These short-term investments must be used for the payment of withdrawals from the Portfolio and Portfolio expenses. To the extent the Liquidity Reserve falls below the specified percentage of total assets, the Portfolio is obligated to direct all net cash flow to the replenishment of the Liquidity Reserve. The obligation to maintain a Liquidity Reserve may result in a lower return for the Portfolio and the Fund than if these funds were invested in longer-term Fixed Income Securities. The Liquidity Reserve required by all Wrapper Agreements is not expected to exceed 20% of the Portfolio's total assets.

Wrapper Agreements also require that the Covered Assets have a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. The Portfolio will purchase Wrapper Agreements whose criteria in this regard are consistent with the Portfolio's (and the Fund's) investment objective and policies as described in this Prospectus. Wrapper Agreements may also require the disposition of securities whose ratings are downgraded below a certain level. This may limit the Portfolio's ability to hold such downgraded securities. For a description of Wrapper Provider ratings, see the Appendix of this SAI.

Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered  under  the  1933  Act  are  referred  to as  private  placements  or restricted securities and are purchased directly from the issuer or in the secondary market. Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and it may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment in illiquid securities is subject to the risk that should the Portfolio desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Portfolio's net assets could be adversely affected.

Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, non-US securities , municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.


The Securities and Exchange Commission ("SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and non-US issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.


An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Portfolio's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board and its delegates may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Portfolio. The Board has adopted guidelines and delegated to the Advisor the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for any liquidity determinations.


TBA Purchase Commitments. The Fund may enter into TBA purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued securities may include securities purchased on a "when, as and if issued" basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The value of such securities is subject to market fluctuation during this period and no interest or income, as applicable, accrues to the Portfolio until settlement takes place.

At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Portfolio identifies on its books cash or liquid assets in an amount at least equal to such commitments. It may be expected that a Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments. When a Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Portfolio's incurring a loss or missing an opportunity to obtain a price considered being advantageous.

Additional US Government Obligations. The Portfolio may invest in obligations issued or guaranteed by US government agencies or instrumentalities. US government securities are high-quality debt securities issued or guaranteed by the US Treasury or by an agency or instrumentality of the US government. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Portfolio may invest that are not backed by the full faith and credit of the United States include obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the US Postal Service, each of which has the right to borrow from the US Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credit of the issuing agency. Securities that are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association (the "GNMA"), the Farmers Home Administration and the Export-Import Bank.


Lower-Rated Debt Securities ("Junk Bonds"). The Portfolio may invest in debt securities rated in the fifth and sixth long-term rating categories by S&P, Moody's and Duff & Phelps Credit Rating Company, or comparably rated by another NRSRO, or if not rated by a NRSRO, of comparable quality as determined by the Advisor in its sole discretion.


These securities, often referred to as Junk Bonds or High Yield Debt Securities, are considered speculative and, while generally offering greater income than investments in higher quality securities, involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality bonds tend to be affected by economic changes and short-term corporate and industry developments, as well as public perception of those changes and developments, to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates.

In addition, the market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may also affect the availability of outside pricing services to value lower-rated debt securities and the Portfolio's ability to dispose of these securities. In addition, such securities generally present a higher degree of credit risk. Issuers of lower-rated debt securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because below investment grade securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.


Since the risk of default is higher for lower-rated debt securities, the Advisor's research and credit analysis are an especially important part of managing securities of this type held by the Portfolio. In considering investments for the Portfolio, the Advisor will attempt to identify those issuers of high yielding debt securities whose financial conditions are adequate to meet future obligations, have improved or are expected to improve in the future. The Advisor's analysis focuses on relative values based on such factors as interest on dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.


While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession.

The Portfolio may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the interest of the Portfolio.

The Fund may invest in an affiliated mutual fund to gain exposure to lower rated debt securities. The affiliated fund is permitted to invest in securities of lower credit ratings than the Portfolio could invest in if it makes direct purchases of high yield debt securities.


                                   Derivatives
                                   -----------


General. The Portfolio may invest in various instruments, including the Wrapper Agreements that are commonly known as "derivatives." The Portfolio may invest in various instruments that are commonly known as "derivatives." Generally, a derivative is a financial arrangement, the value of which is based on, or
"derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile and/or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses. For example, the Portfolio may use futures and options as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities and for traditional hedging purposes to attempt to protect the Portfolio from exposure to changing interest rates, securities prices or currency exchange rates and for cash management or other investment purposes. The use of derivatives may result in leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. The Portfolio will limit the leverage created by its use of derivative for investment purposes by "covering" such positions as required by the Commission. The Advisor may use derivatives in circumstances where the Advisor believes they offer an economical means of gaining exposure to a particular asset class. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Portfolio. The use of derivatives for non-hedging purposes may be considered speculative.

The Portfolio's investment in options, futures or forward contracts, and similar strategies depend on the Advisor's judgment as to the potential risks and rewards of different types of strategies. Options and futures can be volatile investments, and may not perform as expected. If the Advisor applies a hedge at an inappropriate time or judges price trends incorrectly, options and futures strategies may lower the Portfolio's return. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. Options and futures traded on foreign exchanges generally are not regulated by US authorities, and may offer less liquidity and less protection to the Portfolio in the event of default by the other party to the contract.


Options on Securities. The Portfolio may purchase and write (sell) put and call options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying stock at the exercise price at any time during the option period.

The Portfolio may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income through the premiums it receives for writing the option(s). However, in return for the premium, the Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Portfolio.

A call option written by the Portfolio is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call option on the same security and in the same principal amount as the written call option where the exercise price of the call option so held (a) is equal to or less than the exercise price of the written call option or (b) is greater than the exercise price of the written call option if the difference is segregated by the Portfolio in cash or liquid securities.

When the Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. In addition, the Portfolio may continue to hold a stock that might otherwise have been sold to protect against depreciation in the market price of the stock.

A put option written by the Portfolio is "covered" when, among other things, cash or liquid securities acceptable to the broker are placed in a segregated account to fulfill the obligations undertaken. When the Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the specified exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the net premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Portfolio will only write put options involving securities for which a determination is made at the time the option is written that the Portfolio wishes to acquire the securities at the exercise price.

The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Portfolio will realize a profit or loss on a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio, may enter into a "closing sale transaction" which involves liquidating the Portfolio's position by selling the option previously purchased. Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When the Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be identified on the Portfolio's books.

The Portfolio may also purchase call and put options on any securities in which it may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

The Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held by the Portfolio at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio. Put options also may be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities that the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.


The Portfolio may also engage in options transactions in the over-the-counter ("OTC") market with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in US government securities, make these markets. The ability to terminate OTC option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Portfolio will purchase such options only from broker-dealers who are primary US government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Advisor will monitor the creditworthiness of dealers with whom the Portfolio enters into such options transactions under the general supervision of the Portfolio's Board of Trustees. Unless the Trustees conclude otherwise, the Portfolio intends to treat OTC options purchased and the assets used to "cover" OTC options written as not readily marketable and therefore subject to the Portfolio's limit on investments in illiquid securities.


Options on Securities Indices. The Portfolio may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices may also be based on a particular industry or market segment.

Options on securities  indices are similar to options on securities  except that
(1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

As discussed in "Options on Securities," the Portfolio would normally purchase a call option in anticipation of an increase in the market value of the relevant index. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase the underlying securities at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the underlying securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

As discussed in "Options on Securities," the Portfolio would normally purchase put options in anticipation of a decline in the market value of the relevant index ("protective puts"). The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell the underlying securities at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the index. The Portfolio would ordinarily recognize a gain if the value of the index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the index remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the index.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Portfolio of options on stock indices will be subject to the Advisor's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Portfolio generally will only purchase or write such an option if the Advisor believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase such options unless the Advisor believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in the Portfolio's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Advisor may be forced to liquidate portfolio securities to meet settlement obligations. The Portfolio's activities in index options may also be restricted by the requirements of the Code for qualification as a regulated investment company.


In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

Hedging Strategies. The Portfolio may use certain strategies designed to adjust the overall risk of its investment portfolio. These "hedging" strategies involve derivative contracts, including US Treasury and Eurodollar futures contracts and exchange-traded put and call options on such futures contracts. New financial products and risk management techniques continue to be developed and may be used if consistent with the Portfolio's investment objective and policies. Among other purposes, these hedging strategies may be used to effectively maintain a desired portfolio duration or to protect against market risk should the Portfolio change its investments among different types of Fixed Income Securities. In this respect, these hedging strategies are designed for different purposes than the investments in Wrapper Agreements.


The Portfolio might not use any hedging strategies, and there can be no assurance that any strategy used will succeed. If the Advisor is incorrect in its judgment on market values, interest rates or other economic factors in using a hedging strategy, the Portfolio may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:


o the fact that the skills needed to use hedging instruments are different from those needed to select securities for the Portfolio;

o the possibility of imperfect correlation, or even no correlation, between the price movements of hedging instruments and price movements of the securities or currencies being hedged;

o possible constraints placed on the Portfolio's ability to purchase or sell portfolio investments at advantageous times due to the need for the Portfolio to maintain "cover" or to segregate securities; and

o the possibility that the Portfolio is unable to close out or liquidate its hedged position.

               Futures Contracts and Options on Futures Contracts
               --------------------------------------------------

General. The Portfolio may enter into futures contracts on securities, securities indices, foreign currencies and interest rates, and purchase and write (sell) options thereon which are traded on exchanges designated by the Commodity Futures Trading Commission (the "CFTC") or, if consistent with CFTC regulations, on foreign exchanges. These futures contracts are standardized contracts for the future delivery of, among other things, a commodity, a non-US currency, an interest rate sensitive security or, in the case of index futures contracts or certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the index. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.

The Portfolios may enter into futures contracts and options on futures contracts on securities, securities indices and currencies both to manage its exposure to changing interest rates, security prices and currency exchange rates and as an efficient means of managing allocations between asset classes. Aggregate initial margin and premiums required to establish positions other than those considered by the CFTC to be "bona fide hedging" will not exceed 5% of a Portfolio's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.


The successful use of futures contracts and options thereon draws upon the Advisor's skill and experience with respect to such instruments and are subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or currency in the Portfolio. Successful use of futures or options contracts is further dependent on the Advisor's ability to predict correctly movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct.


Futures Contracts. Futures contracts are contracts to purchase or sell a fixed amount of an underlying instrument, commodity or index at a fixed time and place in the future. US futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies, or financial indices including any index of US government securities, foreign government securities or corporate debt securities. The Portfolio may enter into futures contracts that are based on debt securities that are backed by the full faith and credit of the US government, such as long-term US Treasury Bonds, Treasury Notes and US Treasury Bills. The Portfolio may also enter into futures contracts that are based on bonds issued by governments other than the US government. Futures contracts on foreign currencies may be used to hedge against securities that are denominated in foreign currencies.

At the same time a futures contract is entered into, the Portfolio must allocate cash or liquid securities as a deposit payment ("initial margin"). Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some, but not many, cases, securities called for by a futures contract may not have been issued when the contract was written.

Although futures contracts (other than those that settle in cash, such as index futures) by their terms call for the actual delivery or acquisition of the instrument underlying the contract, in most cases the contractual obligation is fulfilled by offset before the date of the contract without having to make or take delivery of the instrument underlying the contract. The offsetting of a contractual obligation is accomplished by entering into an opposite position in an identical futures contract on the commodities exchange on which the futures contract was entered into (or a linked exchange) calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the instrument underlying the contract. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it enters into futures contracts.

The purpose of the acquisition or sale of a futures contract, in cases where the Portfolio holds or intends to acquire fixed-income securities, is to attempt to protect the Portfolio from fluctuations in interest or foreign exchange rates
without   actually
buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase (which thus would cause the prices of debt securities to decline), the Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt security in the Portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities.

Similarly, when it is expected that interest rates may decline (thus increasing the value of debt securities), futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Portfolio could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market. The segregated assets maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cash or liquid securities acceptable to the broker from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts.


The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on most participants entering into offsetting transactions rather than making or taking delivery. To the extent that many participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price, general interest rate or currency exchange rate trends by the Advisor may still not result in a successful transaction.

In addition, futures contracts entail significant risks. Although the Advisor believes that use of such contracts will benefit the Portfolio, if the Advisor's investment judgment about the general direction of interest rates or an index is incorrect, the Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if the Portfolio has hedged against the possibility of an increase in interest rates or a decrease in an index which would adversely affect the value of securities held in its portfolio and interest rates decrease or securities prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices that reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.


Futures Contracts on Securities Indices. The Portfolio may also enter into futures contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of US or non-US securities . This investment technique may be used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities or to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio or as an efficient means of managing allocation between asset classes. A futures contract may also be entered into to close out or offset an existing futures position.


When used for hedging purposes, each transaction futures contracts on a securities index involves the establishment of a position which, the Advisor believes, will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolio will rise in value by an amount which approximately offsets the decline in value of the portion of the Portfolio's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of futures contracts may not be achieved or a loss may be realized.


Options on Futures Contracts (Including Futures Contracts on Securities Indices). The Portfolio may purchase and write (sell) options on futures contracts for hedging purposes. For example, as with the purchase of futures contracts, when the Portfolio is not fully invested, it may purchase a call option on an interest rate sensitive futures contract to hedge against a potential price increase on debt securities due to declining interest rates.

The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an index or individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

The writing of a call option on a futures contract may constitute a partial hedge against declining prices of the underlying portfolio securities which are the same as or correlate with the security or foreign currency that is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the price specified in the premium received for writing the option ("exercise price"), the Portfolio will retain the full amount of the net premium (the premium received for writing the option less any commission), which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings.

The writing of a put option on an index futures contract may constitute a partial hedge against increasing prices of the underlying securities or foreign currency that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option net premium, which provides a partial hedge against any increase in the price of securities that the Portfolio intends to purchase.

If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss that will be reduced by the amount of the net premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a call or put option on a futures contract with respect to an index is similar in some respects to the purchase of a call or protective put option on an index. For example, the Portfolio may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

The amount of risk the Portfolio assumes when it purchases an option on futures contract with respect to an index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Repurchase Agreements. In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back to the seller on a specific date and at a higher price reflecting a market rate of interest unrelated to the coupon rate or maturity of the underlying security. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

Reverse Repurchase Agreements. And Dollar Rolls. In a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the Fund's yield or in the market value of its interest in the Portfolio. In a dollar roll, the Portfolio sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. Reverse repurchase agreements and dollar rolls are forms of borrowing and will be counted towards the Portfolio's borrowing restrictions. See "Borrowing" herein. Wrapper Agreements would cover the cash proceeds of such transactions but not the portfolio instruments transferred to another party until possession of such instruments is returned to the Portfolio.

Mortgage Dollar Rolls. The Portfolio may enter into mortgage "dollar rolls" in which the Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar, but not identical (same dealer, type, coupon and maturity), securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") or fees income and by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Portfolio may enter into both covered and uncovered rolls. At the time the Portfolio enters into a dollar roll transaction, it will segregate, with an approved custodian, cash or liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the segregated assets to ensure that its value is maintained.


Borrowing. The Portfolio will not borrow money (including through reverse repurchase agreements or dollar roll transactions) for any purpose in excess of 5% of the Portfolio's total assets, except that it may borrow for temporary or emergency purposes up to 1/3 of its net assets. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidation of the Portfolio's holdings may be disadvantageous from an investment standpoint.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the Portfolio's securities and the Fund's NAV per share, and money borrowed by the Portfolio will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) that may exceed the income received from the securities purchased with the borrowed funds.


Asset Coverage. The Portfolio will comply with the segregation or coverage guidelines established by the SEC and other applicable regulatory bodies with respect to certain transactions, including (but not limited to) options written on securities and indexes; currency, interest rate and security index futures contracts and options on these futures contracts; and forward currency contracts. These guidelines may, in certain instances, require segregation by the Portfolio of cash or liquid securities to the extent the Portfolio's obligations with respect to these strategies are not otherwise covered through ownership of the underlying security or financial instrument, by other portfolio positions or by other means consistent with applicable regulatory policies. Unless the transaction is covered, the segregated assets must at all times equal or exceed the Portfolio's obligations with respect to these strategies.
Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede the Advisor or the Portfolio's ability to meet redemption requests or other current obligations. The Portfolio will also cover its use of Wrapper Agreements to the extent required to avoid the creation of a "senior security" (as defined in the 1940 Act) in connection with its use of such agreements.


For example, a call option written on securities may require the Portfolio to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written on an index may require the Portfolio to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by the Portfolio may require the Portfolio to segregate assets (as described above) equal to the exercise price. The Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. If the Portfolio holds a futures contract, the Portfolio could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held. The Portfolio may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

The Board of Trustees of the Portfolio has adopted the requirement that futures contracts and options on futures contracts be used as a hedge and may also use stock index futures on a continual basis to equitize cash so that the Portfolio may maintain 100% equity exposure. In compliance with current CFTC regulations, the Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio (other than those entered into for bona fide hedging purposes) would exceed 5% of the Portfolio's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.


The use of options, futures and foreign currency contracts is a highly specialized activity which involves investment techniques and risks that are different from those associated with ordinary portfolio transactions. Gains and losses on investments in options and futures depend on the Advisor's ability to predict the direction of stock prices, interest rates, currency movements and other economic factors. The loss that may be incurred by the Portfolio in entering into futures contracts and written options thereon and forward currency contracts is potentially unlimited. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain facilities of an options clearing entity or other entity performing the regulatory and liquidity functions of an options clearing entity inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. Most futures exchanges limit the amount of fluctuation permitted in a futures contract's prices during a single trading day. Once the limit has been reached no further trades may be made that day at a price beyond the limit. The price limit will not limit potential losses, and may in fact prevent the prompt liquidation of futures positions, ultimately resulting in further losses. Options and futures traded on foreign exchanges generally are not regulated by US authorities, and may offer less liquidity and less protection to the Portfolio in the event of default by the other party to the contract.


Except as set forth above under "Derivative Securities: Futures Contracts and Options on Futures Contracts" (and the sub-sections thereunder), there is no limit on the percentage of the assets of the Portfolio that may be at risk with respect to futures contracts and related options or forward currency contracts. The Portfolio may not invest more than 15% of its total assets in purchased protective put options. The Portfolio's transactions in options, forward currency contracts, futures contracts and options on futures contracts may be limited by the requirements for qualification of the Portfolio as a regulated investment company for tax purposes. See "Taxation." There can be no assurance that the use of these portfolio strategies will be successful.


Special Information Concerning Master-Feeder Fund Structure. Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds, investment vehicles or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Deutsche Asset Management, Inc. at 1-800-730-1313.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing the Fund's shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.


Certain changes in a Portfolio's investment objectives, policies or restrictions may require a Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.


A Fund may withdraw its investment from a Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the Assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment Advisor to manage the Fund's assets in accordance with the investment policies described herein with respect to a Portfolio.


A Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of a Portfolio is also not a fundamental policy. Shareholders of a Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the Portfolio.

                                 Rating Services
                                 ---------------



The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Advisor also makes its own evaluation of these securities, subject to review by the Portfolio Trust Board. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but the Advisor will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings referred to herein and in the Prospectus is set forth in the Appendix.


                             Investment Restrictions
                             -----------------------


The following investment restrictions are "fundamental policies" of the Fund and the Portfolio and may not be changed without the approval of a "majority of the outstanding voting securities" of the Fund or the Portfolio, as the case may be. "Majority of the outstanding voting securities" under the 1940 Act, and as used in this SAI and the Prospectus, means, with respect to the Fund (or the Portfolio), the lesser of (1) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) are present or represented by proxy or (2) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Trust is requested to vote on a fundamental policy of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by them. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

None of the fundamental and non-fundamental policies described below shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objective. Because the Fund and the Portfolio have the same fundamental policies and the Fund invests all of its net investable assets in the Portfolio, the following discussion (though speaking only of the Portfolio) applies to the Fund as well.

Fundamental Restrictions. As a matter of fundamental policy, the Portfolio may not:

(1) Borrow money (including through reverse repurchase or dollar roll transactions) in excess of 5% of the Portfolio's total assets (taken at cost), except that the Portfolio may borrow for temporary or emergency purposes up to 1/3 of its net assets. The Portfolio may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings provided that collateral arrangements with respect to options and futures, including deposits of initial and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

(2) Underwrite securities issued by other persons except insofar as the Portfolio may be deemed an underwriter under the 1933 Act in selling a portfolio security;

(3) Make loans to other persons except (a) through the lending of the Portfolio's portfolio securities and provided that any such loans not exceed 30% of its total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

(4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio may hold and sell, for its portfolio, real estate acquired as a result of the Portfolio's ownership of securities);

(5) Concentrate its investments in any particular industry (excluding US government securities), but if it is deemed appropriate for the achievement of the Portfolio's investment objective, up to 25% of its total assets may be invested in any one industry;

(6) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures contracts, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction;

(7) Purchase, with respect to 75% of the Portfolio's total assets, securities of any issuer if such purchase at the time thereof would cause the Portfolio to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that options or futures contracts shall not be subject to this restriction; and

(8) Invest, with respect to 75% of the Portfolio's total assets, more than 5% of its total assets in the securities (excluding US government securities) of any one issuer.

Non-Fundamental Restrictions. In order to comply with certain statutes and policies and for other reasons, the Portfolio will not, as a matter of operating policy (these restrictions may be changed by a vote of the Trustees or the Portfolio Trust or the Trust as applicable without shareholder approval):

(i) purchase any security or evidence of interest therein on margin, except that short-term credit necessary for the clearance of purchases and sales of securities may be obtained and deposits of initial and variation margin may be made in connection with the purchase, ownership, holding or sale of futures contracts;

(ii) sell securities it does not own (short sales). (This restriction does not preclude short sales "against the box" (that is, sales of securities (a) the Portfolio contemporaneously owns or (b) where the Portfolio has the right to obtain securities equivalent in kind and amount to those sold). The Portfolio has no current intention to engage in short selling);

(iii) purchase securities issued by any investment company except to the extent permitted by the 1940 Act (including any exemptions or exclusions therefrom), except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation or merger; and

(iv) invest more than 15% of the Portfolio's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (excluding Rule 144A securities deemed by the Portfolio Trust Board to be liquid).

An investment restriction will not be considered violated if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets or in the change of securities rating of the investment or any other later change.

The Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the corresponding Fund, or any other registered investment company investing in the Portfolio, is registered.

                Portfolio Transactions and Brokerage Commissions
                ------------------------------------------------


The Advisor is responsible for decisions to buy and sell securities, futures contracts and options thereon for the Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures contracts and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including, to the extent and in the manner permitted by applicable law, the Advisor or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Portfolio are frequently placed by the Advisor with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made that will include an underwriting fee paid to the underwriter.

The Advisor seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Advisor reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Advisor is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes (a) advice as to (i) the value of securities, (ii) the advisability of investing in, purchasing or selling securities, and (iii) the availability of securities or purchasers or sellers of securities and (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Higher commissions may be paid to firms that provide research services to the extent permitted by law. The Advisor may use this research information in managing the Portfolio's assets, as well as the assets of other clients.

Consistent with the policy stated above, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Portfolio Trust Board may determine, the Advisor may consider sales of shares of the Fund and of other investment company clients of the Advisor as a factor in the selection of broker-dealers to execute portfolio transactions. The Advisor will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.


Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.


Although certain research, market or statistical information from brokers and dealers can be useful to the Portfolio and to the Advisor, it is the opinion of the Portfolio's management that such information is only supplementary to the

Advisor's own research effort, since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than the Portfolio, and not all such information is used by the Advisor in connection with the Portfolio. Conversely, such information provided to the Advisor by brokers and dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the Portfolio.

In certain instances there may be securities that are suitable for the Portfolio, as well as for one or more of the Advisor's other clients. Investment decisions for the Portfolio and for the Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment Advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated between (among) clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.


                             PERFORMANCE INFORMATION

                        Standard Performance Information
                        --------------------------------

From time to time, quotations of the Shares' performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:


Yield: Yield refers to the income generated by an investment over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond mutual funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders. The 30-day yield for the Investment Class shares and Institutional Class Shares for the period ending December 31, 2002 was 5.53% and 5.79%, respectively.

Total return: The Shares' average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. The Shares' may also calculate total return figures that represent aggregate performance over a period or year-by-year performance.

Comparison of Fund Performance
------------------------------

================================== ========================== ===================== ======================== =======================
                                                                    Average                 Average             Cumulative Total
                                                              Annual Total Return     Annual Total Return          Return from
                                   Total Return for the One    for the Five Year     from Commencement of        Commencement of
            Fund and                   Year Period ended          Period ended        Operations through       Operations through
         Inception Date                December 31, 2002       December 31, 2002       December 31, 2002        December 31, 2002
---------------------------------- -------------------------- --------------------- ------------------------ -----------------------

        Investment Class
        September 23, 1998                   5.40%                    N/A                    5.43%                   25.32%


                                       30

================================== ========================== ===================== ======================== =======================
                                                                    Average                 Average             Cumulative Total
                                                              Annual Total Return     Annual Total Return          Return from
                                   Total Return for the One    for the Five Year     from Commencement of        Commencement of
            Fund and                   Year Period ended          Period ended        Operations through       Operations through
         Inception Date                December 31, 2002       December 31, 2002       December 31, 2002        December 31, 2002
---------------------------------- -------------------------- --------------------- ------------------------ -----------------------

       Institutional Class
        December 12, 1997                    5.66%                   5.75%                   5.75%                   32.62%
---------------------------------- -------------------------- --------------------- ------------------------ -----------------------


Performance Results: Any performance information provided for the Shares' should not be considered as representative of its performance in the future, because the NAV and public offering price of Shares will vary based not only on the type, quality and maturities of the securities held by the Portfolio but also on changes in the current value of such securities and on changes in the expenses of the Fund and the Portfolio. Total return reflects the performance of both principal and income.

                         Comparison of Fund Performance
                         ------------------------------

Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.


In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. In certain limited circumstances, the Fund may show returns gross of fees for comparative purposes. Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following: Asian Wall Street Journal, Barron's, Business Week, Changing Times, The Kiplinger Magazine, Consumer Digest, Financial Times, Financial World, Forbes, Fortune, Global Investor, Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, Morningstar Inc., New York Times, Personal Investing News, Personal Investor, Success, US News and World Report, ValueLine, Wall Street Journal, Weisenberger Investment Companies Services, Working Women and Worth.


Economic and Market Information. Advertising and sales literature of the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI").


                        PURCHASE AND REDEMPTION OF SHARES

General Information

Policies and procedures affecting transactions in Fund shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by a Fund's agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of a Fund and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to genuine.

A distribution will be reinvested in shares of the same Fund and class if the distribution check is returned as undeliverable.

Orders will be confirmed at a price based on the net asset value of a Fund next determined after receipt in good order by SDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value and received in good order by SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date").

Certificates. Share certificates will not be issued. Share certificates now in a shareholder's possession may be sent to the transfer agent for cancellation and book-entry credit to such shareholder's account. Certain telephone and other procedures require book-entry holdings. Shareholders with outstanding certificates bear the risk of loss.

Use of Financial Services Firms. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares, including higher minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold a Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, a Fund's transfer agent, Scudder Investments Service Company (the "Transfer Agent") will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of SDI, may receive compensation from a Fund through the Shareholder Service Agent for these services.

Telephone and Electronic Transaction Procedures. Shareholders have various telephone, Internet, wire and other electronic privileges available. A Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized instructions pursuant to these privileges unless a Fund or its agents reasonably believe, based upon reasonable verification procedures, that the instructions were genuine. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations. During periods when it is difficult to contact the Shareholder Service Agent, it may be difficult to use telephone, wire and other privileges.

QuickBuy and QuickSell. QuickBuy and QuickSell permits the transfer of money via the Automated Clearing House System (minimum $50, maximum $250,000) from or to a shareholder's bank, savings and loan, or credit union account in connection with the purchase or redemption of Fund shares. Shares purchased by check or through QuickBuy and QuickSell or Direct Deposit may not be redeemed under this privilege until such Shares have been owned for at least 10 days. QuickBuy and QuickSell cannot be used with passbook savings accounts or for certain tax-deferred plans such as IRAs.

Tax-Sheltered   Retirement   Plans.  The  Shareholder   Service  Agent  provides
retirement plan services and documents and SDI can establish investor accounts in any of the following types of retirement plans:

o Traditional, Roth and Education IRAs. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers.

Brochures describing these plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, simple 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Additional fees and transaction policies and procedures may apply to such plans. Investors should consult with their own tax advisors before establishing a retirement plan.

Purchases

Each Fund reserves the right to withdraw all or any part of the offering made by its prospectus and to reject purchase orders for any reason. Also, from time to time, a Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Each Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. A Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number.

Fees generally charged to IRA accounts will be charged to accounts of employees and directors.

Financial Services Firms' Compensation. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of a Fund for their clients, and SDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers.

SDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of a Fund sold under the following conditions: (i) the purchased shares are held in a Scudder IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by Scudder Investments Service Company, (iii) the registered representative placing the trade is a member of Executive Council, a group of persons designated by SDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described herein and the prospectus, SDI may pay or allow additional discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of a Fund. In some instances, such amounts may be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of a Fund, or other Funds underwritten by SDI.

Purchase of Institutional Class Shares. Information on how to buy Institutional Class shares is set forth in the section entitled "Buying and Selling Shares" in the relevant Fund's prospectuses. The following supplements that information. The minimum initial investment for Institutional Class shares is $250,000. There is no minimum subsequent investment requirement for the Institutional Class shares. The minimum amounts may be changed at any time in management's discretion.

Investors may invest in Institutional Class shares by setting up an account directly with a Fund's transfer agent or through an authorized service agent. Investors who establish shareholder accounts directly with the Fund's transfer agent should submit purchase and redemption orders as described in the Prospectus. Brokers, including authorized brokers of service organizations, are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. Investors who invest through brokers, service organizations or their designated intermediaries may be subject to minimums established by their broker, service organization or designated intermediary.

A Fund will be deemed to have received a purchase or redemption order when an authorized broker, service organization or, if applicable, an authorized designee, accepts the order. Shares of a Fund may be purchased or redeemed on any Business Day at the net asset value next determined after receipt of the order, in good order, by Scudder Investments Service Company. Investors who invest through authorized brokers, service organizations or their designated intermediaries should submit purchase and redemption orders directly to their broker, service organization or designated intermediary. The broker or intermediary may charge you a transaction fee.

To sell shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the Scudder Investments family of funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call Scudder Investments Service Company at 1-800-621-1048.

To sell shares by bank wire you will need to sign up for these services in advance when completing your account application.

Automatic Investment Plan. A shareholder may purchase additional shares of a Fund through an automatic investment program. With the Direct Deposit Purchase Plan ("Direct Deposit"), investments are made automatically (minimum $50 and maximum $250,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. A Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution.

Payroll Investment Plans. A shareholder may purchase shares through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is invested each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

Redemptions

Each Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the Exchange is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of a Fund's shareholders.

A request for repurchase (confirmed redemption) may be communicated by a shareholder through a financial services firm to SDI, which firms must promptly submit orders to be effective.

Redemption requests must be unconditional. Redemption requests (and a stock power for certificated shares) must be duly endorsed by the account holder. As specified in the prospectus, signatures may need to be guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other financial institution permitted by SEC rule. Additional documentation may be required, particularly from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. This privilege may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request.

Wires. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the Fund for up to seven days if a Fund or the Shareholder Service Agent deems it appropriate under then-current market conditions. The ability to send wires is limited by the business hours and holidays of the firms involved. A Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The account holder is responsible for any charges imposed by the account holder's firm or bank. To change the designated account to receive wire redemption proceeds, send a written request to the Fund Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which Fund shares were purchased.

Automatic Withdrawal Plan. The owner of $5,000 or more of a class of a Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to IRAs. The minimum periodic payment is $50. The maximum annual rate at which shares, subject to CDSC may be redeemed is 12% of the net asset value of the account. Shares are redeemed so that the payee should receive payment approximately the first of the month. Investors using this Plan must reinvest Fund distributions.

In-kind Redemptions. A Fund reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities. These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Exchanges

Shareholders may request a taxable exchange of their shares for shares of the corresponding class of other Scudder Funds without imposition of a sales charge, subject to the provisions below. For purposes of calculating any CDSC, amounts exchanged retain their original cost and purchase date.

Shares of Scudder money market funds and the Scudder Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Scudder Target Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with SDI.

Shares of a Scudder Fund with a value in excess of $1,000,000 (except Scudder Cash Reserves Fund) acquired by exchange through another Scudder Fund, or from a Scudder money market fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition, shares of a Scudder Fund with a value of $1,000,000 or less (except Scudder Cash Reserves Fund) acquired by exchange from another Scudder Fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the Advisor's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Scudder Fund and therefore may be subject to the 15-Day Hold Policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including, without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services.

Shareholders must obtain prospectuses of the Funds they are exchanging into from dealers, other firms or SDI.

Automatic Exchange Plan. The owner of $1,000 or more of any class of shares of a Scudder Fund may authorize the automatic exchange of a specified amount ($50 minimum) of such shares for shares of the same class of another such Scudder Fund. Exchanges will be made automatically until the shareholder or a Fund terminates the privilege. Exchanges are subject to the terms and conditions described above.

Multi-Class Conversions. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

                                    DIVIDENDS

Each Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. A Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses.

However, each Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If a Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, a Fund may be subject to that excise tax. In certain circumstances, a Fund may determine that it is in the interest of shareholders to distribute less than the required amount.

Scudder Health Care Fund, Scudder Technology Innovation Fund and Scudder Technology Fund each intend to distribute dividends from its net investment income excluding short-term capital gains annually in December. Each Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in December to prevent application of a federal excise tax. An additional distribution may be made, if necessary.

Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

Income and capital gain dividends, if any, of a Fund will be credited to shareholder accounts in full and fractional shares of the same class of a Fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

1. To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

2.       To receive income and capital gain dividends in cash.

Dividends will be reinvested in Shares of the same class of a Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Scudder Funds with multiple classes of shares or Scudder Funds as provided in the prospectus. See "Combined Purchases" for a list of such other Funds. To use this privilege of investing dividends of a Fund in shares of another Scudder or Scudder Fund, shareholders must maintain a minimum account value of $1,000 in a Fund distributing the dividends. A Fund will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of a Fund in the aggregate amount of $10 or less are automatically reinvested in shares of a Fund unless the shareholder requests that such policy not be applied to the shareholder's account.

If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

If a shareholder has elected to reinvest any dividends and/or other distributions, such distributions will be made in shares of that Fund and confirmations will be mailed to each shareholder. If a shareholder has chosen to receive cash, a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable, whether made in shares or cash.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year each Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

Each Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as its Board determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, a Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Code.

                                      TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in the Funds. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in a Fund.

Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and has qualified as such since its inception. Each Fund intends to continue to so qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the Fund level. In order to qualify as a regulated investment company, each Fund must meet certain requirements regarding the source of its income and the diversification of its assets. Each Fund is required to distribute to its shareholders at least 90 percent of its taxable and tax-exempt net investment income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually such net investment income and net realized capital gains in the manner required under the Code. Distributions of investment company taxable income are generally taxable to shareholders as ordinary income.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).

Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Fund during the prior calendar year. Although each Fund's distribution policies should enable it to avoid excise tax liability, a Fund may retain (and be subject to income or excise tax on) a portion of its capital gain or other income if it appears to be in the interest of such Fund.

Dividends from domestic corporations may comprise a substantial part of each Fund's gross income. If any such dividends constitute a portion of a fund's gross income, a portion of the income distributions of a fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of a fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of a fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

Any loss realized upon the redemption of shares held for six months or less at the time of redemption will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Furthermore, any loss from the sale or redemption of shares held six months or less generally will be disallowed to the extent that tax-exempt interest dividends were paid on such shares.

In some cases, shareholders will not be permitted to take all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount imputed income will comprise a part of the investment company taxable income of the Fund, which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the Fund's level.

In addition, if a Fund invests in certain high yield original issue discount obligations issued by corporations (including tax-exempt obligations), a portion of the original issue discount accruing on the obligation may be treated as taxable dividend income. In such event, dividends of investment company taxable income received from the Fund by its shareholders, to the extent attributable to such portion of accrued original issue discount, would be taxable. Any such dividends received by a Fund's corporate shareholders may be eligible for the deduction for dividends received by corporations.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its redemption value (or its adjusted issue price if issued with original issue discount). Absent an election to include the market discount in income as it accrues, gain on the disposition of such an obligation will be treated as ordinary income (instead of capital gain) to the extent of accrued market discount.

Investments in "passive foreign investment companies" could result in Fund-level U.S. federal income tax or other charges on the proceeds from distributions received from such company and from the sales of the investment in such company; however, this Fund-level tax can be avoided if the fund makes an election to mark such investment to market annually or treats the passive foreign investment company as a "qualified electing fund."

A Fund's use of options, futures contracts, forward contracts (to the extent permitted) and certain other Strategic Transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate the Fund's income, defer losses, cause adjustments in the holding periods of portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign investment currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish a Fund with their taxpayer identification numbers and certifications as to their tax status.

Shareholders of a Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of a Fund's shares. Any shareholder who is not a U.S. Person (as such term is defined in the Code) should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a flat U.S. withholding tax rate of 30% (or a potentially lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Capital gains distributions may be reduced if Fund capital loss carryforwards are available. Any capital loss carryforwards to which a Fund is entitled is disclosed in a Fund's annual and semi-annual reports to shareholders.

All distributions by a Fund result in a reduction in the net asset value of that Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

                                 NET ASSET VALUE

The net asset value of shares of each Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the Fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of the Fund because of higher expenses borne by these classes.

An exchange-traded equity security is valued at its most recent sale price on the relevant exchange as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the Nasdaq Stock Market, Inc. ("Nasdaq") system or another over-the-counter ("OTC") market is valued at its most recent sale price on Nasdaq or such other OTC market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean on Nasdaq or such other OTC market as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on Nasdaq or such other OTC market as of the Value Time. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the market in which the security is traded most extensively.

Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker-dealers. Other debt securities are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.

An exchange-traded option contract on securities, currencies and other financial instruments is valued at its most recent sale price on the relevant exchange. Lacking any sales, the option contract is valued at the Calculated Mean. If it is not possible to determine the Calculated Mean, the option contract is valued at the most recent bid quotation in the case of a purchased option contract or the most recent asked quotation in the case of a written option contract, in each case as of the Value Time. An option contract on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until expiration is valued at the evaluated price provided by the broker-dealer with which it was traded. An option contract on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until expiration is valued at the average of the evaluated prices provided by two broker-dealers. Futures contracts (and options thereon) are valued at the most recent settlement price, if applicable, as of the Value Time on such exchange. The closing settlement time for valuing certain futures contracts (and options thereon), such as S&P 500 and Nasdaq 100 contracts, is normally the close of trading on the futures exchange for those contracts, which is shortly after 4:00 p.m. Foreign currency forward contracts are valued at the value of the underlying currency at the prevailing currency exchange rate, which shall be determined not more than one hour before the Value Time based on information obtained from sources determined by the Advisor to be appropriate.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

If market quotations for portfolio assets are not readily available or the value of a portfolio asset as determined in accordance with Board approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Board's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other portfolio holdings owned by the Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the Fund's Board and overseen primarily by the Board's Pricing Committee.

                              TRUSTEES AND OFFICERS

                   Officers and Board of Trustees of the Trust
                   -------------------------------------------

The overall business and affairs of the Fund are supervised by its Board of Trustees. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, administrator, distributor, custodian and transfer agent. The Board of Trustees and the executive officers are responsible for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Advisor or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified. Each Officer is annually elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

On June 30, 2002, the shareholders of the Fund approved the election of new Trustees and executive officers. The following information is provided for each newly elected Trustee and Officer of the Fund. The first section of the table lists information for each Trustee who is not an "interested person" of the Fund (as defined in the 1940 Act) (an "Independent Trustee"). Information for each Non-Independent Trustee (an "Interested Trustee") follows. The Interested Trustees are considered to be interested persons as defined by the 1940 Act because of their employment with either the Fund's advisors and/or underwriter or their affiliates. The mailing address for the Trustees and Officers with respect to Fund operations is One South Street, Baltimore, Maryland, 21202.

Name, Date of Birth,
Position with the
Fund and Length of Time    Directorships                                                            Number of Funds in the
Served^1,^2                During the Past 5 Years                                                  Fund Complex Overseen
----------------------------------------------------------------------------------------------------------------------------
Richard R. Burt            Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman of the                67
2/3/47                     Board, Weirton Steel Corporation^3 (April 1996 to present); Member of the
Trustee since 2002         Board, Hollinger International, Inc.^3 (publishing) (1995 to present),
                           HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell
                           Hutchins families of funds) (registered investment companies) (1995 to present); and Member, Textron Inc.^3 International Advisory Council (July
                           1996 to present). Formerly, Partner, McKinsey & Company (consulting)
                           (1991-1994) and US Chief Negotiator in Strategic Arms Reduction Talks
                           (START) with former Soviet Union and US Ambassador to the Federal
                           Republic of Germany (1985-1991); Member of the Board, Homestake Mining^3
                           (mining and exploration) (1998-February 2001), Archer Daniels Midland
                           Company^3 (agribusiness operations) (October 1996-June 2001) and Anchor
                           Gaming (gaming software and equipment) (March 1999-December 2001).
----------------------------------------------------------------------------------------------------------------------------



                                       45

Name, Date of Birth,
Position with the
Fund and Length of Time    Directorships                                                            Number of Funds in the
Served^1,^2                During the Past 5 Years                                                  Fund Complex Overseen
----------------------------------------------------------------------------------------------------------------------------
S. Leland Dill             Trustee, Phoenix Zweig Series Trust (since September 1989), Phoenix                 65
3/28/30                    Euclid Market Neutral Funds (since May 1998) (registered investment
Trustee since 1999         companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick
                           (June 1956-June 1986); Director, Vintners International Company Inc.
                           (June 1989-May 1992), Coutts (USA) International (January 1992-March
                           2000), Coutts Trust Holdings Ltd., Coutts Group (March 1991-March 1999);
                           General Partner, Pemco (investment company) (June 1979-June 1986).
----------------------------------------------------------------------------------------------------------------------------
Martin J. Gruber           Nomura Professor of Finance, Leonard N. Stern School of Business, New               66
7/15/37                    York University (since 1964); Trustee, CREF (since 2000); Director, S.G.
Trustee since 1992         Cowen Mutual Funds (1985-2001), Japan Equity Fund, Inc. (since 1992),
                           Thai Capital Fund, Inc. (since 2000) and Singapore Fund, Inc. (since
                           2000) (registered investment companies).
----------------------------------------------------------------------------------------------------------------------------
Richard J. Herring         Jacob Safra Professor of International Banking and Professor, Finance               65
2/18/46                    Department, The Wharton School, University of Pennsylvania (since 1972);
Trustee since 1999         Director, Lauder Institute of International Management Studies (since
                           2000); Co-Director, Wharton Financial Institutions Center (since 2000)
                           and Vice Dean and Director, Wharton Undergraduate Division (1995-2000).
----------------------------------------------------------------------------------------------------------------------------
Joseph R. Hardiman         Private Equity Investor (1997 to present); Director, Soundview                      65
05/27/37                   Technology Group Inc. (investment banking) (July 1998 to present),
Trustee since 2002         Corvis Corporation^3 (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor)
                           (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director,
                           Circon Corp.^3 (medical instruments) (November 1998-January 1999);
                           President and Chief Executive Officer, The National Association of
                           Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987-1997);
                           Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche
                           Bank Securities Inc.) (1985-1987); General Partner, Alex. Brown & Sons
                           Incorporated (now Deutsche Bank Securities Inc.) (1976-1985).
----------------------------------------------------------------------------------------------------------------------------
Graham E. Jones            Senior Vice President, BGK Realty, Inc. (commercial real estate) (since             65
01/31/33                   1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer
Trustee since 2002         (since 1985) and Trustee of 22 open-end mutual funds managed by Sun
                           Capital Advisers, Inc. (since 1998).
----------------------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel           President and Chief Executive Officer, The Pew Charitable Trusts                    65
4/10/51                    (charitable foundation) (1994 to present). Formerly, Executive Director,
Trustee since 2002         The Pew Charitable Trusts (1988-1994); Director, ISI Family of Funds
                           (registered investment companies) (1997-1999) and Director and Executive
                           Vice President, The Glenmede Trust Company (investment trust and wealth management (1994-2002).
----------------------------------------------------------------------------------------------------------------------------



                                       46

Name, Date of Birth,
Position with the
Fund and Length of Time    Directorships                                                            Number of Funds in the
Served^1,^2                During the Past 5 Years                                                  Fund Complex Overseen
----------------------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.       Principal, Philip Saunders Associates (Economic and Financial                       65
10/11/35                   Consulting) (since 1988). Formerly, Director, Financial Industry
Trustee since 1999         Consulting, Wolf & Company (consulting)(1987-1988); President, John
                           Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of
                           Treasury and Financial Services, John Hancock Mutual Life Insurance
                           Company, Inc. (1982-1986).
----------------------------------------------------------------------------------------------------------------------------
William N. Searcy          Pension & Savings Trust Officer, Sprint Corporation^3                                65
09/03/46                   (telecommunications) (since 1989); Trustee of 22 open-end mutual funds
Trustee since 2002         managed by Sun Capital Advisers, Inc. (since 1998).
----------------------------------------------------------------------------------------------------------------------------
Robert H. Wadsworth        President, Robert H. Wadsworth Associates, Inc. (consulting firm) (1982             68
1/29/40                    to present); Formerly, President and Trustee, Trust for Investment
Trustee since 2002         Managers (registered investment company) (1999 to 2002); President,
                           Investment Company Administration, L.L.C. (1992*-July 2001); President,
                           Treasurer and Director, First Fund Distributors, Inc. (1990-January
                           2002); Vice President, Professionally Managed Portfolios (1999-2002) and
                           Advisors Series Trust (1997-2002) (registered investment companies);
                           President, Guinness Flight Investment Funds, Inc. (registered investment company) (1994-1998).
                           * Inception date of the corporation which was the predecessor to the
                           L.L.C.
----------------------------------------------------------------------------------------------------------------------------

Interested Trustees

----------------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the                                                                                    Number of Funds in
Fund and Length of Time    Business Experience and Directorships                                     the Fund Complex
Served^1,^2                During the Past 5 Years                                                   Overseen
----------------------------------------------------------------------------------------------------------------------------
Richard T. Hale^4          Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc           203
7/17/45                    Alex. Brown Inc.) and Deutsche Asset Management (1999 to present);
Chairman since 2002 and    Director and President, Investment Company Capital Corp. (registered
Trustee since 1999         investment advisor) (1996 to present); Director, Deutsche Global Funds,
                           Ltd. (2000 to present), CABEI Fund (2000 to present), North American
                           Income Fund (2000 to present) (registered investment companies);
                           President, DB Hedge Strategies Fund LLC (June 2002 to present),
                           Montgomery Street Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc.
                           (2000 to present); formerly, Director, ISI Family of Funds (registered investment company; 4 funds overseen) (1992-1999).
----------------------------------------------------------------------------------------------------------------------------

Officers

----------------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the
Fund and Length of Time    Business Experience and Trusteeships
Served^1,^2                During the Past 5 Years
----------------------------------------------------------------------------------------------------------------------------



                                       47

----------------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the
Fund and Length of Time    Business Experience and Trusteeships
Served^1,^2                During the Past 5 Years
----------------------------------------------------------------------------------------------------------------------------
William F. Glavin, Jr.^5   Managing Director of Deutsche Asset Management, Inc., Vice President and Director of Scudder
8/30/58                    Distributors, Inc., Trustee, Crossroads for Kids, Inc. (serves at risk children).
President since 2002
----------------------------------------------------------------------------------------------------------------------------
Kenneth Murphy^5           Vice President, Deutsche Asset Management (2000-present). Formerly, Director, John Hancock
10/13/63                   Signature Services (1992-2001); Senior Manager, Prudential Mutual Fund Services (1987-1992).
Vice President and
Anti-Money Laundering
Compliance Officer since
2002
----------------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo^5         Director, Deutsche Asset Management (April 2000 to present); Certified Public Accountant;
8/5/57                     Certified Management Accountant. Formerly, Vice President and Department Head, BT Alex. Brown
Treasurer since 2002       Incorporated (Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand
                           L.L.P. (PricewaterhouseCoopers LLP) (1993-1998).
----------------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch           Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds
3/27/54                    Ltd. (2002-present). Formerly, Director, Deutsche Asset Management (1999-2002), Principal, BT
Secretary since 2002       Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General
                           Counsel, United States Securities and Exchange Commission (1993-1998).
----------------------------------------------------------------------------------------------------------------------------
Bruce A. Rosenblum         Director, Deutsche Asset Management (2002-present). Formerly, Vice President, Deutsche Asset
9/14/60                    Management (2000-2002); Partner, Freedman, Levy, Kroll & Simonds (law firm) (1997-1999).
Assistant Secretary since
2002
----------------------------------------------------------------------------------------------------------------------------
Amy M. Olmert              Director, Deutsche Asset Management (1999-present); Certified Public Accountant. Formerly, Vice
5/14/63                    President, BT Alex. Brown Incorporate (now Deutsche Bank Securities Inc.) (1997-1999); Senior
Assistant Secretary since  Manager and other positions, Coopers & Lybrand L.L.P (now PricewaterhouseCoopers LLP)
2002                       (1988-1997).
----------------------------------------------------------------------------------------------------------------------------
Caroline Pearson (40)      Managing Director of Deutsche Asset Management (1997-present); formerly, Associate, Dechert
Assistant Secretary,       (law firm) (1989-1997).
since 2002
----------------------------------------------------------------------------------------------------------------------------

^1 Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.

^2 Length of time served represents the date that each Trustee or Officer first began serving in that position with Deutsche Investors Funds, Inc. of which this fund is a series.

^3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

^4 Mr. Hale is a Trustee who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of the Advisor and a Managing Trustee of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.

^5       Address: Two International Place, Boston, Massachusetts.

         Ms. Olmert and Messrs. Glavin, Murphy, Hale, Hirsch and Rizzo also hold similar positions for other investment companies for which the Advisor or an affiliate serves as the advisor.

Ownership in the Fund

                                                                        Aggregate Dollar Range of
                               Dollar Range of Beneficial               Ownership as of December 31, 2002
                               Ownership                                in all Funds Overseen by Trustee
Trustee                        in the Fund^1                             in the Fund Complex^2
-------                        -----------                              -------------------

Independent Trustees
Richard R. Burt                      None                               Over $100,000
Joseph R. Hardiman                   None                               Over $100,000
S. Leland Dill                       None                               Over $100,000
Martin J. Gruber                     None                               $10,001-$50,000
Rebecca W. Rimel                     None                               Over $100,000
Philip Saunders, Jr.                 None                               $50,001-$100,000
Graham E. Jones                      None                               Over $100,000
Richard Herring                      None                               Over $100,000
Robert H. Wadsworth                  None                               Over $100,000
William N. Searcy                    None                               $10,001-$50,000

Interested Trustee
Richard T. Hale                      None                               Over $100,000

^1 Securities beneficially owned as defined under the Securities Exchange Act of 1934 (the "1934 Act") include direct and/or indirect ownership of securities where the trustee's economic interest is tied to the securities, employment ownership and securities when the trustee can exert voting power and when the trustee has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over $100,000.

^2       The   dollar   ranges   are:   None,    $1-$10,000,    $10,001-$50,000,
         $50,001-$100,000, over $100,000.

The Trust does not require employees and executive officers to devote full time to the affairs of the Trust nor receive any compensation from the Fund.

Some of the Trustees of the Trust are customers of, and have had normal brokerage transactions with, Deutsche Bank Securities Inc. in the ordinary course of business. All such transactions were made on substantially the same terms as those prevailing at the time for comparable transactions with unrelated persons. Additional transactions may be expected to take place in the future.

As of December 31, 2002, the Trust's Trustees and Officers as a group owned less than 1% of the Fund's outstanding Class A, Class B, and Class C Shares.

To the best of the Fund's knowledge, as of December 31, 2002, no person owned beneficially more than 5% of each class of the Fund's outstanding shares except as noted below.

As of December 31, 2002, 4,287,288 shares in the aggregate, or 57.03% of the outstanding shares of PreservationPlus Fund, Institutional Class were held in the name of AllFirst Trust Company, Trustee for the benefit of HABC Retirement Trust, P.O. Box 1596, Baltimore, MD 21203 who may be deemed to be beneficial owner of such shares.

As of December 31, 2002, 1,785,066 shares in the aggregate, or 23.74% of the outstanding shares of PreservationPlus Fund, Institutional Class were held in the name of Partnershare Plan of Banker's Trust, 280 Park Avenue, New York, NY 10017 who may be deemed to be beneficial owner of such shares.

As of December 31, 2002, 846,130 shares in the aggregate, or 11.25% of the outstanding shares of PreservationPlus Fund, Institutional Class were held in the name of UMBSC & Company, for the benefit of employees, P.O. Box 419260, Kansas City, MO 64141 who may be deemed to be beneficial owner of such shares.

As of December 31, 2002, 2,936,117 shares in the aggregate, or 46.97% of the outstanding shares of PreservationPlus Fund, Investment Class were held in the name of Smith Barney Corp. Trust, Trustee for Copeland Retirement Group Trust, 2 Tower Center, P.O. Box 1063, East Brunswick, NJ 08816 who may be deemed to be beneficial owner of such shares.

As of December 31, 2002, 1,222,319 shares in the aggregate, or 19.55% of the outstanding shares of PreservationPlus Fund, Investment Class were held in the name of T. Rowe Price Trust Co., Custodian for the benefit of Swedish American Healthcare 401(k) P.O. Box 17215, Baltimore, MD 21297 who may be deemed to be beneficial owner of such shares.

As of December 31, 2002, 871,789 shares in the aggregate, or 13.94% of the outstanding shares of PreservationPlus Fund, Investment Class were held in the name of Wilmington Trust Company, Trustee for the benefit of Legacy Health System Tax Deferred Annuity Plan, P.O. Box 8880, Wilmington, DE 19899 who may be deemed to be beneficial owner of such shares.

As of December 31, 2002, 894,043 shares in the aggregate, or 14.30% of the outstanding shares of PreservationPlus Fund, Investment Class were held in the name of Suntrust Bank, Trustee for Knoxville Utilities Board Asset Accumulation 40k Retirement Plan, 8515 E. Orchard Road, Englewood, CO 80111 who may be deemed to be beneficial owner of such shares.

Ownership in Securities of the Advisors and Related Companies

As reported to the Fund, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2002. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund (including Deutsche Bank AG).

                                   Owner and                                               Value of         Percent of Class
                               Relationship to                                         Securities on an     on an Aggregate
Independent Trustee                 Trustee            Company       Title of Class     Aggregate Basis          Basis
-------------------                 -------            -------       --------------     --------- -----          -----

Richard R. Burt                                          None
Joseph R. Hardiman                                       None
Rebecca W. Rimel                                         None
Robert H. Wadsworth                                      None
S. Leland Dill                                           None
Martin J. Gruber                                         None
Richard Herring                                          None
Graham E. Jones                                          None
Philip Saunders, Jr.                                     None
William N. Searcy                                        None





Board Committees. The current Board of Trustees was elected on July 30, 2002. The Fund's Board currently has the following committee:

Audit Committee: The Audit Committee makes recommendations regarding the selection of independent auditors for the Fund, confers with the independent auditors regarding the Fund's financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are S. Leland Dill (Chairman) and the remaining Independent Trustees. During the fiscal year ended September 30, 2002, the Audit Committee met 5 times.

Officers of the Fund receive no direct remuneration from the Fund. Officers and Trustees of the Fund who are officers or trustees of Deutsche Asset Management or the Advisors may be considered to have received remuneration indirectly. As compensation for his or her services, each Trustee who is not an "interested person" of the Fund (as defined in the Investment Company Act) (an "Independent Trustee") receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairmen of the Fund Complex's Audit Committee and Executive Committee receive an annual fee for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

The following table shows the compensation payable to each Trustee by the Trust, and aggregate compensation from the Fund Complex during the most recent calendar year.

                                                                                  Pension or
                                                              Aggregate           Retirement      Total Compensation
                                                            Compensation       Benefits Accrued    Payable from the
Name, Position with Corporation                           Payable from the     as Part of Fund    Trust and the Fund
and Portfolios Trust                                            Trust              Expenses            Complex^4
--------------------                                            -----              --------            -------

Harry Van Benschoten1                                          $3,298                 $0                 $33,750
Charles P. Biggar^1                                            $3,298                 $0                 $33,832
Richard R. Burt^2                                              $1,000                 $0               $125,612^5
S. Leland Dill                                                 $4,298                 $0                $102,250
Martin J. Gruber                                               $4,298                 $0                 $99,750
Joseph R. Hardiman^2                                           $1,000                 $0               $150,932^5
Richard J. Herring                                             $4,298                 $0                 $99,750
Graham E. Jones^2                                              $1,000                 $0                 $80,500
Bruce E. Langton1                                              $3,298                 $0                 $33,750
Rebecca W. Rimel^2                                             $1,000                 $0               $184,611^5
Philip Saunders, Jr.                                           $4,298                 $0               $119,083^5
William N. Searcy^2                                            $1,000                 $0                 $83,500
Robert H. Wadsworth^2                                          $1,000                 $0               $125,612^5
Richard T. Hale                                                    $0                 $0                      $0

^1        No longer a Trustee as of July 30, 2002

^2        New Trustee as of July 30, 2002.

^3        BT Pyramid Funds, and its series:
                  Money Market Fund - Investment
                  Equity 500 Index Fund - Investment
                  Asset Management Fund - Premier
                  PreservationPlus Fund

^4        The total number of funds in the Fund Complex is 176.

^5 Of the amounts payable to Ms. Rimel and messrs. Burt, Hardiman, Saunders and Wadsworth, $88,611, $29,612, $54,932, $19,333 and $29,612,
         respectively, was deferred pursuant to a deferred compensation plan.


                                 Code of Ethics
                                 --------------

The Board of Trustees of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Fund's Code of Ethics permits Fund personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Fund's Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Fund's Code of Ethics also prohibits short term trading profits and personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.


The Advisor, Deutsche Asset Management, Inc. and its affiliates (including the Fund's Distributor, Scudder Distributors, Inc.) have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act (`Consolidated Code'). The Consolidated Code permits access persons to trade in securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the Consolidated Code's preclearance requirements. In addition, the Consolidated Code also provides for trading `blackout periods' that prohibit trading by personnel within periods of trading by the Fund in the same security. The Consolidated Code also prohibits short-term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.





                               Investment Advisor
                               ------------------





DeAM, Inc. is the Portfolio's investment advisor. DeAM, Inc. is a wholly owned subsidiary of Deutsche Bank. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installment financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign ompanies.

DeAM, Inc. may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. DeAM, Inc. has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, DeAM, Inc. will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of DeAM, Inc., its parent or its subsidiaries or affiliates. Also, in dealing with its customers, DeAM, Inc., its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by DeAM, Inc. or any such affiliate.

For the years ended September 30, 2002 and September 30, 2001, DeAM, Inc. earned $826,548 and $954,087, respectively, in compensation for investment advisory services.

For the year ended September 30, 2002, the Advisor contractually agreed to waive its fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized expenses of the classes of the Fund as follows: Institutional Class shares 0.40% and Investment Class shares 0.65%. Under this agreement, the Advisor reimbursed additional expenses of $132,513.




                                  Administrator
                                  -------------


Under the administration and services agreements dated July 1, 2001, Investment Company Capital Corporation ("ICCC" or "the administrator") is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and the Portfolio reasonably deem necessary for the proper administration of the Trust or the Portfolio. ICCC will generally assist in all aspects of the Funds' and the Portfolio's operations; supply and maintain office facilities (which may be in ICCC's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

For the periods ended September 30, 2002, September 30, 2001 and September 30, 2000, the administrator earned $118,885, $109,915 and $86,343, respectively, from the Investment Class, $179,375, $172,090 and $195,848, respectively, from the Institutional Class, $21,457, $65,072 and $104,682, respectively, from the Institutional Service Class in compensation for administrative and other services provided to the Fund. During the same periods, the administrator reimbursed $118,885, $286,388 and $88,275, respectively, to the Investment Class, $21,457, $75,118 and $131,302, respectively, to the Institutional Class, and $179,375, $107,982 and $76,388, respectively, to the Institutional Service Class to cover expenses.

For  the  periods  ended   September  30,  2002  and  September  30,  2001,  the
administrator earned $124,643 and $140,985, respectively, for administrative and other services provided to the Portfolio.

                           Waivers and Reimbursements
                           --------------------------


For the periods ended September 30, 2002 and September 30, 2001, DeAM, Inc. and ICCC waived and/or reimbursed $467,765 and $526,634, respectively, to cover Fund and portfolio expenses.

                                   Distributor
                                   -----------

Scudder Distributors Inc. (`SDI') is the principal distributor for share of the Fund. SDI is a registered broker-dealer with a principal business address of 222 South Riverside Plaza, Chicago, IL 60606.


                          Custodian and Transfer Agent
                          ----------------------------


Deutsche Bank Trust Company Americas (`DBTCo.'), 100 Plaza One, Jersey City, New Jersey 07311, , serves as Custodian for the Trust and the Portfolio pursuant to an administration and services agreement. As Custodian, it holds the Fund's and Portfolio's assets. DBTCo. will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.On November 5, 2002 Deutsche Bank AG ("DBAG") agreed to sell its Global Securities Services business to State Street Bank, Inc. ("State Street"). This sale included U.S. custody, securities lending, and other processing services located in Europe, Asia, and the Americas and is expected to close on or about January 31, 2003 (the "Closing Date"). The actual transition and migration of assets, technology, and infrastructure will take more than a year to complete. Deutsche Bank Trust Company Americas ("DBT Co.") currently is the custodian to the Funds, and the corresponding master portfolio, if applicable. DBT Co.'s custody business is one of the businesses affected by the transaction with State Street. Since many of DBT Co.'s employees will become State Street employees on the Closing Date, the Funds' Board approved on December 16, 2002 an interim outsourcing arrangement that allows State Street to provide custodial services to the Funds, subject to DBT Co. oversight. Furthermore, certain of the Funds currently use DBT Co. and DBAG, NY ("Deutsche") as its securities lending agent. Therefore, in connection with the transaction the Board on January 13, 2003 approved an interim outsourcing arrangement that allows a State Street subsidiary to perform certain aspects of securities lending services for all Funds authorized to participate in securities lending, subject to oversight from Deutsche. On or about February 24, 2003 the Board will consider whether to appoint State Street as the Funds' permanent custodian. At a later date, Deutsche Asset Management will make recommendations to the Funds' Board regarding its securities lending program, but Deutsche will remain as securities lending agent until such time as the Board approves a new securities lending agent for the Funds.

Investment Company Capital Corp. ("ICCC"), One South Street, Baltimore, Maryland, 21202, serves as transfer agent of the Trust and of the Portfolio pursuant to a transfer agency agreement. Under its transfer agency agreement with the Trust, ICCC maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. ICCC may be reimbursed by the Fund or the Portfolio for its out-of-pocket expenses.




                        Counsel and Independent Auditors
                        --------------------------------

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019, serves as counsel to the Trusts. Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania, 19103, acts as independent auditors of the Fund and the Portfolio.

                            ORGANIZATION OF THE TRUST

The Trust was organized on February 28, 1992. Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights.
Shareholders generally vote by Fund, except with respect to the election of Trustees.

Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides that liabilities of each series of the Trust (including the Fund) are chargeable only against assets of that series and that a creditor of one series may not seek satisfaction from the assets of another series. The Declaration of Trust also provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying the liability would be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

Whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes proportionately as instructed by Fund shareholders. However, subject to applicable statutory and regulatory requirements, the Fund will not request a vote of its shareholders with respect to any proposal relating to the Portfolio that (a) if made with respect to the Fund, would not require the vote of the shareholders of the Fund, or (b) is identical in all material respects to a proposal that has previously been approved by the Fund's shareholders. Any proposal submitted to holders in the Portfolio, and that is not required to be voted on by the Fund's shareholders, will nonetheless be voted on by the Trust Board.

                                    TAXATION

                              Taxation of the Fund
                              --------------------

The Fund intends to qualify annually to be treated as a regulated investment company under the Code. To qualify for that treatment, the Fund must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures contracts) derived with respect to its business of investing in securities (the "Income Requirement"), (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of its assets is represented by cash and cash items (including receivables), US government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the issuer's outstanding voting securities and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than US government securities or the securities of other regulated investment companies), and (c) distribute for each taxable year at least 90% of its investment company taxable income (generally consisting of interest, dividends and the excess of net short-term capital gain over net long-term capital loss).

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus any undistributed amount from the prior year.

The Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a regulated investment company. See the next section for a discussion of the tax consequences to the Fund of hedging transactions engaged in by the Portfolio.

The Trust is organized as a Massachusetts business trust, and neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided the Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The investment by the Fund in the Portfolio will not cause the Fund to be liable for any income or franchise tax in the State of New York.

If the Fund fails to qualify as a RIC for any taxable year, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

                            Taxation of the Portfolio
                            -------------------------

The Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, the Portfolio will not be subject to federal income tax. Instead, the Fund and other investors in the Portfolio will be required to take into account, in computing their federal income tax liability, their respective shares of the Portfolio's income, gains, losses, deductions and credits, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio also will not be subject to state income or franchise tax.

Because, as noted above, the Fund will be deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a regulated investment company, the Portfolio intends to conduct its operations so that the Fund will be able to satisfy all those requirements.

Distributions received by the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) generally will not result in the Fund's recognizing any gain or loss for federal income tax purposes, except that
(a) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio prior to the distribution,
(b) income or gain will be realized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (c) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (i) the amount of any cash and the basis of any property distributed from the Portfolio to the Fund and (ii) the Fund's share of the Portfolio's losses, if any.

The Portfolio's use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses it realizes in connection therewith. Gains from options and futures contracts derived by the Portfolio with respect to its business of investing in securities will qualify as permissible income for the Fund under the Income Requirement.

Certain futures and foreign currency contracts in which the Portfolio may invest may be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts held by the Portfolio at the end of each taxable year, other than contracts subject to a "mixed straddle" election made by the Portfolio, must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the 4% excise tax mentioned previously.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Portfolio may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle; in addition, these rules may apply to postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Portfolio makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Portfolio of straddle transactions are not entirely clear.

If the Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by the Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

                                 Sale of Shares
                                 --------------

Any gain or loss realized by a shareholder on the sale or other disposition of Shares, or on receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss that will be long-term or short-term, depending upon the shareholder's holding period for the Shares. Any loss realized on a sale or exchange will be disallowed to the extent the Shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the Shares. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to those Shares.


                                 Other Taxation
                                 --------------


The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund will be liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company ("RIC") under Subchapter M of the Code. The investment by the Fund in the Portfolio should not cause the Fund to be liable for any income or franchise tax in the State of New York.

The Portfolio is organized as a New York trust. The Portfolio is not subject to any income or franchise tax in the State of New York or the Commonwealth of Massachusetts.

If the Fund fails to qualify as a RIC for any taxable year, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.


                               Backup Withholding
                               ------------------


The Fund may be required to withhold US Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's US Federal income tax liability.

                            Foreign Withholding Taxes
                            -------------------------

Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by those countries that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

                              Foreign Shareholders
                              --------------------

A foreign shareholder is a shareholder that, for U.S. federal income tax purposes, is not a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust. Dividends (other than capital gains dividends and exempt-interest dividends) distributed to a foreign shareholder whose ownership of Fund shares is not "effectively connected" with a U.S. trade or business carried on by such foreign shareholder generally will be subject to a U.S. federal withholding tax of 30% unless such rate is reduced by an applicable tax treaty. However, if a foreign shareholder's ownership of Fund shares is "effectively connected" with a U.S. trade or business carried on by such foreign shareholder, then none of the dividends distributed to that shareholder will be subject to such withholding and all of such dividends (other than exempt-interest dividends) will instead be subject to U.S. federal income tax on a net-income basis at the rates which are applicable to U.S. citizens and domestic corporations, as the case may be. Foreign shareholders that are treated as corporations for U.S. federal income tax purposes also may be subject to the 30% federal branch profits tax.

Capital gains realized by foreign shareholders on the sale of Fund shares and distributions (and deemed distributions) to foreign shareholders of the Fund's net capital gains (the excess of the Fund's net long-term capital gains over its net short-term capital losses) generally will not be subject to U.S. federal income or withholding tax if the shareholder furnishes the Fund with a certificate regarding the shareholder's foreign status unless the foreign shareholder is a nonresident alien individual who is physically present in the United States for more than 182 days during the taxable year.

                              FINANCIAL STATEMENTS


The financial statements for the Fund and the Portfolio for the fiscal year ended September 30, 2002 are incorporated herein by reference to the Annual Report to shareholders of the Fund dated September 30, 2002. A copy of the Annual Report may be obtained without charge by contacting the Fund.

                                    APPENDIX


Description of Moody's Corporate Bond Ratings:


Aaa- Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds rated Baa are considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such, bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both (good and bad times over the future). Uncertainty of position characterizes bonds in this class.

B -- Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C -- Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


Description of S&P's Corporate Bond Ratings:


AAA- Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A -- Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB -- Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC -- Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC -- Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Fitch's Long-Term Debt Ratings:

==================== ===============================================================================================

-------------------- -----------------------------------------------------------------------------------------------
AAA                  Highest credit  quality.  The risk factors are  negligible, being only  slightly  more than for  risk-free  US Treasury debt.
-------------------- -----------------------------------------------------------------------------------------------
AA+                  High credit quality.  Protection factors are strong.  Risk is modest but may
AA                   vary slightly from time to time because of economic conditions.
AA-
-------------------- -----------------------------------------------------------------------------------------------
A+                   Protection factors are average but adequate.  However,  risk factors are more
A                    variable and greater in periods of economic stress.
A-
-------------------- -----------------------------------------------------------------------------------------------
BBB+                 Below-average  protection  factors  but still  considered  sufficient  for
BBB                  prudent investment. Considerable variability in risk during economic cycles.
BBB-
-------------------- -----------------------------------------------------------------------------------------------



                                       60

-------------------- -----------------------------------------------------------------------------------------------
BB+                  Below  investment  grade but  deemed  likely  to meet  obligation  when due.
BB                   Present or prospective financial  protection  factors fluctuate  according to
BB-                  industry conditions or company fortunes. Overall quality may move up or down frequently within this category.
-------------------- -----------------------------------------------------------------------------------------------
B+                   Below  investment  grade and possessing risk that obligations will not be met
B                    when due. Financial  protection  factors will  fluctuate  widely  according to
B-                   economic  cycles,  industry conditions  and/or  company  fortunes.  Potential exists for frequent changes in the rating
                     within this category or into a higher or lower rating grade.
-------------------- -----------------------------------------------------------------------------------------------
CCC                  Well  below   investment-grade   securities.   Considerable
                     uncertainty  exists  as to  timely  payment  of  principal, interest or  preferred  dividends.  Protection  factors are
                     narrow  and  risk  can  be  substantial   with  unfavorable
                     economic/industry   conditions,   and/or  with  unfavorable
                     company developments.
-------------------- -----------------------------------------------------------------------------------------------
DD                   Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.
-------------------- -----------------------------------------------------------------------------------------------
DP                   Preferred stock with dividend arrearages.
==================== ===============================================================================================


Description of Moody's Short-Term Debt Ratings:


Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leasing market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rates Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Description of S&P Short-Term Issuer Credit Ratings:


A-1 An obligor rated "A-1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

A-2 An obligor rated "A-2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 An obligor rated "A-3" has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.


Description of Fitch's Commercial Paper Ratings:



D-1+ Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free US Treasury short term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals
are  sound.   Although   ongoing  funding  needs  may  enlarge  total  financing
requirements, access to capital markets is good. Risk factors are small.

D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Description of Moody's Insurance Financial Strength Ratings:


Aaa Insurance companies rated Aaa offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa Insurance companies rated Aa offer excellent financial security. Together with the Aaa group they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations maybe very moderate and thereby not well safeguarded in the future.

B Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C Insurance companies rated C are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Numeric modifiers: Numeric modifiers are used to refer to the ranking within the group -- one being the highest and three being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

Description of S&P Claims Paying Ability Rating Definitions:


Secure Range:  AAA to BBB

"AAA" Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

"AA" Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

"A" Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

"BBB" Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

Vulnerable Range:  BB to CCC

"BB" Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

"B"  Vulnerable   financial  security.   Currently  able  to  meet  policyholder
obligations, but capacity to meet policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

"CCC" Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

"R" Regulatory action. As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies.
Although believed to be accurate, this information is not guaranteed. The "R" rating does not apply to insurers subject only to non-financial actions such as market conduct violations.

Plus (+) or minus (-) Ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch's Claims Paying Ability Ratings:

================ ===================================================================================================
AAA              Highest claims paying ability.  Risk factors are negligible.
---------------- ---------------------------------------------------------------------------------------------------

AA+              Very high claims paying ability. Protection factors are strong.
AA               Risk is  modest,  but may  vary slightly  over  time due to
AA-              economic and/or underwriting conditions.
---------------- ---------------------------------------------------------------------------------------------------
A+               High claims paying  ability.  Protection  factors are average and there is an
A                expectation  of  variability  in  risk  over  time  due  to  economic  and/or
A-               underwriting conditions.

---------------- ---------------------------------------------------------------------------------------------------
BBB+             Adequate claims paying ability.  Protection factors are adequate.  There is
BBB              considerable   variability  in  risk  over  time  due  to  economic  and/or
BBB-             underwriting conditions.
---------------- ---------------------------------------------------------------------------------------------------
BB+              Uncertain  claims paying  ability and less than  investment  grade  quality.
BB               However,  the company is deemed  likely to meet these  obligations  when due.
BB-              Protection  factors  will  vary  widely  with BB-  changes  in  economic  and/or underwriting conditions.
---------------- ---------------------------------------------------------------------------------------------------
B+               Possessing risk that policyholder and contractholder  obligations will not be
B                paid when due. Protection  factors  will vary widely with changes in economic
B-               and underwriting conditions or company fortunes.

---------------- ---------------------------------------------------------------------------------------------------
CCC              There is substantial risk that policyholder and  contractholder obligations  will not be paid when due.  Company has been or is
                 likely  to  be  placed   under   state   insurance   department
                 supervision.
---------------- ---------------------------------------------------------------------------------------------------
DD               Company is under an order of liquidation.
================ ===================================================================================================

                                             STATEMENT OF ADDITIONAL INFORMATION
                                                                February 1, 2003


Investment Advisor
DEUTSCHE ASSET MANAGMENT, INC.
280 Park Avenue
New York, NY 10017

Custodian
DEUTSCHE BANK TRUST COMPANY AMERICAS
100 Plaza One
Jersey City, NJ  07311

Distributor
SCUDDER DISTRIBUTORS, INC.
Chicago, IL  60606-5808

Transfer Agent and Administrator
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, Maryland 21202

Independent Auditors
ERNST & YOUNG LLP
Two Commerce Square, 2001 Market Street
Philadelphia, PA  19103

Counsel
WILLKIE FARR & GALLAGHER
787 Seventh Avenue
New York, NY  10019


No person has been authorized to give any information or to make any representations other than those contained in the Fund's Prospectus, its SAI or the Fund's official sales literature in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this SAI constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

CUSIP Numbers:
055847834
055847818
055847826
COMBPPLUS SAI (02/03)

PART C - OTHER INFORMATION

ITEM 23. Exhibits.

(a)      Declaration of Trust of the Trust; 1
         (1)  Fourteenth Amended and Restated Establishment and Designation of Series; 18
(b)      By-Laws of the Trust; 1
(c)      Instruments Defining Rights of Security Holders; 3
(d)      Investment Advisory Agreement; 21
(e)      Distribution Agreement; 21
(f)      Bonus/Profit Sharing Contracts - Not Applicable;
(g)      Custodian Agreement between Registrant and Bankers Trust Company; 5
         (1)  Amendment #1 to Exhibit A to the Custodian Agreement between the Registrant and Bankers Trust Company; 6
         (2)  Amendment #2 to Exhibit A to the Custodian Agreement between the Registrant and Bankers Trust Company; 17
         (3)  Cash Services Agreement between the Registrant and Bankers Trust Company; 7
(h)      Administration Agreement ; 19
         (1)  Exhibit A, dated July 29, 2002, to the Expense Limitation Agreement;
(i)      Other Opinions -- Not applicable;
(j)      Consent of Independent Accountants - filed herewith;
(k)      Omitted Financial Statements - Not Applicable;
(l)      Investment representation letters of initial shareholders of the Trust; 9
(m)      Rule 12b-1 Plans - filed herewith;
(n)      Financial Data Schedules - Not applicable;
(o)      Rule 18f-3 Plan (Multiple Class Expense Allocation) - filed herewith;
         (1)  Revised Multiple Class Expense Allocation Plan; 6
(p)      Codes of Ethics for Funds; 16; Codes of Ethics for the Advisor; 17.
(q)      Power of Attorney; 21.
-----------------------------------
1.       Incorporated by reference to Post-Effective  Amendment No. 5 to Registrant's  Registration  Statement as filed with the Commission on July 31, 1995.
2.       Incorporated by reference to Post-Effective  Amendment No. 14 to Registrant's  Registration Statement as filed with the Commission on February 25, 1997.
3.       Incorporated by reference to Section 6.2 of Registrant's Declaration of Trust.
4.       Incorporated by reference to Post-Effective  Amendment No. 22 to Registrant's  Registration Statement as filed with the Commission on November 24, 1998.
5.       Incorporated by reference to Post-Effective  Amendment No. 18 to Registrant's  Registration Statement as filed with the Commission July 1, 1997.
6.       Incorporated by reference to Post-Effective  Amendment No. 19 to Registrant's  Registration Statement as filed with the Commission on January 28, 1998.
7.       Incorporated by reference to Post-Effective  Amendment No. 21 to Registrant's  Registration Statement as filed with the Commission on June 30, 1998.
8.       Incorporated by reference to Post-Effective  Amendment No. 3 to Registrant's  Registration  Statement as filed with the Commission on April 30, 1993.
9.       Incorporated by reference herein to Pre-Effective  Amendment No. 1 to Registrant's  Registration  Statement as
         filed with the Commission on June 9, 1992.


10.      Incorporated by reference to Post-Effective  Amendment No. 25 to Registrant's  Registration Statement as filed with the Commission on January 28, 1999.
11.      Incorporated by reference to Post-Effective  Amendment No. 27 to Registrant's  Registration Statement as filed with the Commission on April 30, 1999.
12.      Incorporated by reference to Post-Effective  Amendment No. 28 to Registrant's  Registration Statement as filed with the Commission on May 28, 1999.
13.      Incorporated by reference to Post-Effective  Amendment No. 31 to Registrant's  Registration Statement as filed with the Commission on January 31, 2000.
14.      Incorporated by reference to Post-Effective  Amendment No. 32 to Registrant's  Registration Statement as filed with the Commission on April 30, 2000.
15.      Incorporated by reference to Post-Effective  Amendment No. 33 to Registrant's  Registration Statement as filed with the Commission on May 1, 2000.
16.      Incorporated by reference to Post-Effective  Amendment No. 34 to Registrant's  Registration Statement as filed with the Commission on June 26, 2001.
17.      Incorporated by reference to Post-Effective  Amendment No. 36 to Registrant's  Registration Statement as filed with the Commission on April 30, 2001.
18.      Incorporated by reference to Post-Effective  Amendment No. 37 to Registrant's  Registration Statement as filed with the Commission on July 31, 2001.
19.      Incorporated by reference to Post-Effective  Amendment No. 38 to Registrant's  Registration Statement as filed with the Commission on January 28, 2002.
20.      Incorporated by reference to Post-Effective  Amendment No. 40 to Registrant's  Registration Statement as filed with the Commission on April 29, 2002.
21.      Incorporated by reference to Post-Effective  Amendment No. 43 to Registrant's  Registration Statement as filed with the Commission on January 9, 2002.

ITEM 24.          Persons Controlled by or Under Common Control with Registrant.

Not applicable.

ITEM 25. Indemnification.

Incorporated by reference to Post-Effective  Amendment No. 8 to Registrant's  Registration  Statement as filed with the
Commission on April 30, 1996.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

All of the information  required by this item is set forth in the Form ADV, as amended,  of Deutsche Asset  Management,
Inc.  (formerly  Morgan  Grenfell  Inc.)  (File  No.  801-27291).  The  following  sections  of each  such Form ADV are incorporated herein by reference:

(a)      Items 1 and 2 of Part II
(b)      Section 6, Business Background, of each Schedule D.

ITEM 27. PRINCIPAL UNDERWRITERS.

(a)  As of September 3, 2002, Scudder Distributors, Inc. ("SDI") acts as principal underwriter of the Registrant's shares.




(b)      Information on the officers and directors of SDI, principal underwriter for the Registrant as of September
         3, 2002, is set forth below.  SDI's principal business address is 222 South Riverside Plaza, Chicago,
         Illinois 60606.


                  (1)                          (2)                                      (3)
                                                                                       Positions and Offices with
Name and Principal Business Address    Position and Offices with Distributor           Registrant

Thomas F. Eggers                       Chairman and Director
345 Park Avenue
New York, NY 10154

Jonathan R. Baum                       Chief  Executive  Officer,  President and
345 Park Avenue                        Director
New York, NY 10154

William F. Glavin                      Vice President and Director
Two International Place
Boston, MA  02110-4103

James J. McGovern                      Chief Financial Officer and Treasurer
345 Park Avenue
New York, NY  10054

Caroline Pearson                       Secretary
Two International Place
Boston, MA  02110-4103

Linda J. Wondrack                      Vice   President  and  Chief   Compliance
Two International Place                Officer
Boston, MA  02110-4103

Susan K. Crawshaw                      Vice President
222 South Riverside Plaza
Chicago, IL  60606

Scott B. David                         Vice President
Two International Place
Boston, MA  02110-4103

Robert Froelich                        Vice President
222 South Riverside Plaza
Chicago, IL  60606



                  (1)                          (2)                                      (3)
                                                                                       Positions and Offices with
Name and Principal Business Address    Position and Offices with Distributor           Registrant

Michael L. Gallagher                   Vice President
222 South Riverside Plaza
Chicago, IL  60606

M. Patrick Donovan                     Vice President
Two International Place
Boston, MA  02110-4103

Michael E. Harrington                  Vice President
222 South Riverside Plaza
Chicago, IL  60606

Dean Jackson                           Vice President
222 South Riverside Plaza
Chicago, IL  60606

Terrance S. McBride                    Vice President
222 South Riverside Plaza
Chicago, IL  60606

C. Perry Moore                         Vice President
222 South Riverside Plaza
Chicago, IL  60606

Johnston A. Norris                     Vice President
222 South Riverside Plaza
Chicago, IL  60606

Todd N. Gierke                         Assistant Treasurer
222 South Riverside Plaza
Chicago, IL  60606

James E. Keating                       Assistant Treasurer
345 Park Avenue
New York, NY  10054

Philip J. Collora                      Assistant Secretary
222 South Riverside Plaza
Chicago, IL  60606

Diane E. Ratekin                       Assistant Secretary
222 South Riverside Plaza
Chicago, IL  60606

 (c)    None


ITEM 28. Location of Accounts and Records.

BT Pyramid Mutual Funds:                      Deutsche Asset Management
(Registrant)                                  One South Street
                                              Baltimore, MD  21202

Deutsche Bank Trust Company Americas:         100 Plaza One
(Custodian)                                   Jersey City, NJ 07311

Deutsche Asset Management, Inc.:              280 Park Avenue
(Investment Advisor)                          New York, NY 10017

ICCC:                                         One South Street
(Transfer Agent, Administrator)               Baltimore, MD 21202

Scudder Investor Services, Inc.               Two International Place
(Sub-Transfer Agent                           Boston, Massachusetts 02110
and Sub-Dividend Distribution
Agent)

Scudder Distributors, Inc.:                   222 South Riverside Plaza
(Distributor)                                 Chicago, IL 60606

ITEM 29. Management Services.

Not Applicable

ITEM 30. Undertakings.

Not Applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, BT PYRAMID MUTUAL FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and the State of Maryland on this 31st day of January, 2003.

                                        BT PYRAMID MUTUAL FUNDS

                                By:     /s/ BRUCE A ROSENBLUM
                                        ----------------------------------------
                                        Bruce A. Rosenblum, Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 44 to the Registrant's Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME                                             TITLE                                        DATE

By:  /s/Bruce A. Rosenblum           Assistant Secretary                 January 31, 2003
     ----------------------
     Bruce A. Rosenblum             (Attorney in Fact
                                    For the Persons Listed Below)

/s/ WILLIAM GLAVIN*                 President, Chief Executive
William Glavin                      Officer

/s/ CHARLES A. RIZZO*               Treasurer (Principal
Charles A. Rizzo                    Financial and Accounting Officer)

/s/ RICHARD R. BURT*                Trustee
Richard R. Burt

/s/ S. LELAND DILL*                 Trustee
S. Leland Dill

/s/ MARTIN J. GRUBER*               Trustee
Martin J. Gruber

/s/ RICHARD J. HERRING*             Trustee
Richard J. Herring

/s/ RICHARD T. HALE*                Trustee
Richard T. Hale

/s/ PHILIP SAUNDERS, JR.*           Trustee


Philip Saunders, Jr.

/s/ JOSEPH R. HARDIMAN*             Trustee
Joseph R. Hardiman

/s/ RICHARD J. HERRING*             Trustee
Richard J. Herring

/s/ GRAHAM E. JONES*                Trustee
Graham E. Jones

/s/ REBECCA W. RIMEL*               Trustee
Rebecca W. Rimel

/s/ WILLIAM N. SEARCY*              Trustee
William N. Searcy

/s/ ROBERT H. WADSWORTH*   Trustee
Robert H. Wadsworth

*By Power of Attorney, dated September 3, 2002.

                             RESOLUTION RELATING TO
                     RATIFICATION OF REGISTRATION STATEMENTS

               (Approved by the Boards of each Investment Company with a Fiscal Year End of September 30 (each, a "Trust" or a "Portfolio Trust", as applicable)

RESOLVED, That the proper officers of the Trust be, and they hereby are, authorized and directed to execute, in the name and on behalf of the Trust, a Post-Effective Amendment under the Securities Act of 1933 (the "1933 Act") and an Amendment under the Investment Company Act of 1940, as amended, (the "1940 Act") to the Trust's Registration Statement on Form N-1A, and all necessary exhibits and other instruments relating thereto (collectively, the "Registration Statement"), to procure all other necessary signatures thereon, and to file the appropriate exhibits thereto, with the Securities and Exchange Commission (the "Commission"), under the 1933 Act and the 1940 Act and to appear, together with legal counsel, on behalf of the Trust before the Commission in connection with any matter relating to the Registration Statement; and further

RESOLVED, That the proper officer of the Trust be, and he or she hereby is, authorized and directed in the name and on behalf of the Trust to take any and all action which the officer so acting may deem necessary or advisable in order to obtain a permit to register or qualify shares of common stock of the Trust for issuance and sale or to request an exemption from registration of shares of common stock of the Trust under the securities laws of such of the states of the United States of America or other jurisdictions, including Canada, as such officer may deem advisable, and in connection with such registration, permits, licenses, qualifications and exemptions to execute, acknowledge, verify, deliver, file and publish all such applications, reports, issuer's covenants, resolutions, irrevocable consents to service of process, powers of attorney and other papers and instruments as may be required under such laws or may be deemed by such officer to be useful or advisable to be filed thereunder, and that the form of any and all resolutions required by any such state authority in connection with such registration, licensing, permitting, qualification or exemption is hereby adopted if (1) in the opinion of the officer of the Trust so acting the adoption of such resolutions is necessary or advisable, and (2) the Secretary of the Trust evidences such adoption by filing herewith copies of such resolutions which shall thereupon be deemed to be adopted by the Board of Directors and incorporated in the minutes as a part of this resolution and with the same force and effect as if attached hereto and that the proper officers of the Trust are hereby authorized to take any and all action that they may deem necessary or advisable in order to maintain such registration in effect for as long as they may deem to be in the best interests of the Trust; and further

RESOLVED, That the proper and all actions heretofore or hereafter taken by such officer or officers within the terms of the foregoing resolutions be, and they hereby are, ratified and confirmed as the authorized act and deed of the Trust; and further

RESOLVED, That the proper officers of the Portfolio Trust be, and they hereby are, authorized and directed to execute, in the name and on behalf of the Portfolio Trust, an Amendment under the 1940 Act to the Portfolio Trust's Registration Statement, to procure all other necessary signatures thereon, and to file the appropriate exhibits thereto, with the Commission, and to appear, together with legal counsel, on behalf of the Portfolio Trust before the Commission in connection with any matter relating to the Registration Statement; and further

RESOLVED, That the proper officer of the Portfolio Trust be, and he or she hereby is, authorized and directed in the name and on behalf of the Portfolio Trust to take any and all action which the officer so acting may deem necessary or advisable in order to obtain a permit to register or qualify shares of common stock of the Portfolio Trust for issuance and sale or to request an exemption from registration of shares of common stock of the Portfolio Trust under the securities laws of such of the states of the United States of America or other jurisdictions, including Canada, as such officer may deem advisable, and in connection with such registration, permits, licenses, qualifications and exemptions to execute, acknowledge, verify, deliver, file and publish all such applications, reports, issuer's covenants, resolutions, irrevocable consents to service of process, powers of attorney and other papers and instruments as may be required under such laws or may be deemed by such officer to be useful or advisable to be filed thereunder, and that the form of any and all resolutions required by any such state authority in connection with such registration, licensing, permitting, qualification or exemption is hereby adopted if (1) in the opinion of the officer of the Portfolio Trust so acting the adoption of such resolutions is necessary or advisable, and (2) the Secretary of the Portfolio Trust evidences such adoption by filing herewith copies of such resolutions which shall thereupon be deemed to be adopted by the Board of Trustees and incorporated in the minutes as a part of this resolution and with the same force and effect as if attached hereto and that the proper officers of the Portfolio Trust are hereby authorized to take any and all action that they may deem necessary or advisable in order to maintain such registration in effect for as long as they may deem to be in the best interests of the Portfolio Trust; and further

RESOLVED, That any and all actions heretofore or hereafter taken by such officer or officers within the terms of the foregoing resolutions be, and they hereby are, ratified and confirmed as the authorized act and deed of the Portfolio Trust.